Intermediate Bond Fund of America®
Investment portfolio
November 30, 2025
unaudited

Bonds, notes & other debt instruments 92.57% Mortgage-backed obligations 31.01% Federal agency mortgage-backed obligations 21.59%	Principal amount (000)	Value (000)
Fannie Mae Pool #AB4213 3.00% 1/1/2027 (a)	USD64	$63
Fannie Mae Pool #AJ9184 3.50% 1/1/2027 (a)	217	215
Fannie Mae Pool #AB4920 3.00% 4/1/2027 (a)	925	917
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #AX3593 3.00% 6/1/2027 (a)	364	360
Fannie Mae Pool #AO7778 3.00% 7/1/2027 (a)	132	131
Fannie Mae Pool #310129 3.50% 7/1/2027 (a)	446	443
Fannie Mae Pool #AB7551 3.00% 1/1/2028 (a)	48	47
Fannie Mae Pool #AR9883 3.00% 4/1/2028 (a)	29	29
Fannie Mae Pool #AT0321 3.50% 4/1/2028 (a)	78	77
Fannie Mae Pool #AT4968 3.00% 5/1/2028 (a)	112	110
Fannie Mae Pool #AB9654 3.00% 6/1/2028 (a)	984	972
Fannie Mae Pool #AB9935 3.00% 7/1/2028 (a)	986	973
Fannie Mae Pool #AS0192 3.00% 8/1/2028 (a)	1,590	1,570
Fannie Mae Pool #AS0113 3.50% 8/1/2028 (a)	713	707
Fannie Mae Pool #AU6794 3.00% 9/1/2028 (a)	4	4
Fannie Mae Pool #AU6682 3.00% 9/1/2028 (a)	1	1
Fannie Mae Pool #AU6684 3.50% 9/1/2028 (a)	2,286	2,271
Fannie Mae Pool #AS0503 3.50% 9/1/2028 (a)	1,936	1,923
Fannie Mae Pool #AU8095 3.50% 9/1/2028 (a)	233	231
Fannie Mae Pool #AS0756 3.00% 10/1/2028 (a)	1,614	1,593
Fannie Mae Pool #AU7549 3.50% 10/1/2028 (a)	762	755
Fannie Mae Pool #AS1063 3.00% 11/1/2028 (a)	2,546	2,514
Fannie Mae Pool #AS0904 3.50% 11/1/2028 (a)	1,244	1,237
Fannie Mae Pool #AS1071 3.50% 11/1/2028 (a)	1,207	1,200
Fannie Mae Pool #AS0905 3.50% 11/1/2028 (a)	1,172	1,165
Fannie Mae Pool #AV0637 3.50% 11/1/2028 (a)	105	104
Fannie Mae Pool #AS1296 3.00% 12/1/2028 (a)	1,869	1,845
Fannie Mae Pool #AV4997 3.50% 1/1/2029 (a)	1,333	1,324
Fannie Mae Pool #AL4843 3.50% 2/1/2029 (a)	1,574	1,564
Fannie Mae Pool #AS1641 3.50% 2/1/2029 (a)	1,127	1,120
Fannie Mae Pool #AS1639 3.50% 2/1/2029 (a)	596	591
Fannie Mae Pool #AW1249 3.00% 5/1/2029 (a)	210	205
Fannie Mae Pool #AL5688 3.50% 8/1/2029 (a)	2,301	2,287
Fannie Mae Pool #AX1256 3.50% 8/1/2029 (a)	227	224
Fannie Mae Pool #AX1293 3.50% 9/1/2029 (a)	921	911
Fannie Mae Pool #AL6368 3.00% 10/1/2029 (a)	622	611
Fannie Mae Pool #AL6140 3.50% 12/1/2029 (a)	3,628	3,599
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	39	39
Fannie Mae Pool #AY2719 3.00% 2/1/2030 (a)	62	61
Fannie Mae Pool #AZ3371 3.50% 7/1/2030 (a)	2,032	2,018
Fannie Mae Pool #AL7141 3.50% 7/1/2030 (a)	621	615
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	59	58
Fannie Mae Pool #BM3501 3.00% 4/1/2032 (a)	61	60
Fannie Mae Pool #BJ9182 3.00% 5/1/2033 (a)	630	617
Intermediate Bond Fund of America — Page 1 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN3184 3.00% 6/1/2033 (a)	USD132	$128
Fannie Mae Pool #BJ6880 3.00% 6/1/2033 (a)	17	17
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	2	2
Fannie Mae Pool #MA3463 4.00% 9/1/2033 (a)	5,260	5,277
Fannie Mae Pool #BN1087 4.00% 1/1/2034 (a)	6	6
Fannie Mae Pool #BK0499 3.00% 12/1/2034 (a)	54	52
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	3,284	3,139
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	18	18
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	3,177	3,005
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (a)	4,620	4,371
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	909	860
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	404	383
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	12	13
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	27	28
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (a)	4,741	4,912
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (a)	835	869
Fannie Mae Pool #DC3299 6.00% 9/1/2039 (a)	700	727
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	112	115
Fannie Mae Pool #DC9687 6.00% 12/1/2039 (a)	1,405	1,463
Fannie Mae Pool #DC9688 6.00% 12/1/2039 (a)	906	941
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (a)	191	199
Fannie Mae Pool #DC9689 6.00% 1/1/2040 (a)	2,112	2,205
Fannie Mae Pool #DD0877 6.00% 1/1/2040 (a)	1,786	1,854
Fannie Mae Pool #DD0876 6.00% 1/1/2040 (a)	1,100	1,146
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	46	48
Fannie Mae Pool #CC0032 6.00% 2/1/2040 (a)	171	178
Fannie Mae Pool #MA5632 6.00% 2/1/2040 (a)	47	48
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (a)	9,646	9,994
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (a)	2,411	2,497
Fannie Mae Pool #AB1084 5.50% 5/1/2040 (a)	91	94
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (a)	24	25
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	209	186
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	235	210
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	2,214	1,955
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	206	212
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	8,815	7,791
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	1,045	922
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	412	365
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	7,861	6,926
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	715	628
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	141	139
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	87	89
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	19,285	16,962
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	42	43
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (a)	33,112	28,210
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	3,956	3,477
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	120	123
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	1,493	1,311
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	289	277
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	135	128
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	38	37
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	55	53
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	1,217	1,167
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	405	386
Intermediate Bond Fund of America — Page 2 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	USD64	$61
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	38	36
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	83	79
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	731	695
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	26,833	25,514
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	964	889
Fannie Mae Pool #AS8583 3.50% 1/1/2047 (a)	9,852	9,307
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	1,230	1,133
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	596	564
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	153	145
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	87	83
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	79	75
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	23	22
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	36	35
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	745	724
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	16,272	15,378
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	436	413
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	438	427
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	594	578
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	180	175
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	97	98
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	1,715	1,791
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	6,930	6,592
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	4,565	4,331
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	1,190	1,126
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	6,091	5,779
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	3,429	3,245
Fannie Mae Pool #CA5333 3.00% 3/1/2050 (a)	34,831	31,646
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (a)	11,235	10,045
Fannie Mae Pool #CA5731 3.00% 5/1/2050 (a)	24,201	21,785
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	3,416	2,969
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	519	443
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	149	133
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	9,475	8,246
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	74	66
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (a)	2,065	1,686
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	260	234
Fannie Mae Pool #BQ3114 2.00% 10/1/2050 (a)	46	37
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	118	105
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	7,949	6,862
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	4,919	4,290
Fannie Mae Pool #FM4969 2.00% 12/1/2050 (a)	4,195	3,481
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,596	1,310
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (a)	4,589	4,192
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	79	70
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	528	527
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	5,448	4,471
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (a)	397	339
Fannie Mae Pool #CA8609 2.50% 1/1/2051 (a)	192	163
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	43	38
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	159	129
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	15,438	13,364
Fannie Mae Pool #BR4075 2.00% 3/1/2051 (a)	13,577	11,257
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	2,558	2,084
Intermediate Bond Fund of America — Page 3 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (a)	USD49	$40
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	4	3
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	12,327	10,060
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	5,226	4,287
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	75	62
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	18,502	16,848
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	1,216	1,090
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	147	132
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (a)	35,142	28,797
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,954	1,592
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	3,115	2,679
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	4,237	3,452
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (a)	2,318	1,901
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	807	687
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	110	99
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	3,786	3,102
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	150	123
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,258	1,095
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (a)	606	517
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	559	477
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (a)	143	122
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	34	29
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (a)	155	126
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (a)	130	106
Fannie Mae Pool #FM8320 2.50% 8/1/2051 (a)	234	200
Fannie Mae Pool #BR2258 2.50% 8/1/2051 (a)	145	124
Fannie Mae Pool #BQ6558 2.50% 9/1/2051 (a)	1,686	1,437
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (a)	847	721
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (a)	783	670
Fannie Mae Pool #CB1793 2.50% 10/1/2051 (a)	693	590
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	5,087	4,170
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (a)	521	427
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	344	281
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	7,459	6,489
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	3,509	3,064
Fannie Mae Pool #FM9481 2.50% 11/1/2051 (a)	970	827
Fannie Mae Pool #CB2049 2.50% 11/1/2051 (a)	118	100
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	8,224	7,413
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	3,584	3,242
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	1,025	928
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,576	1,292
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (a)	942	770
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	22,440	19,725
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	13,314	11,515
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	12,070	10,459
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (a)	12,083	10,457
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	5,823	5,042
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	4,515	3,919
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	4,515	3,915
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	3,853	3,359
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (a)	979	835
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (a)	348	297
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (a)	7,984	7,104
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	5,198	4,738
Intermediate Bond Fund of America — Page 4 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	USD1,048	$947
Fannie Mae Pool #FM9906 3.00% 12/1/2051 (a)	34	30
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,560	1,273
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (a)	716	583
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	2,477	2,110
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	509	434
Fannie Mae Pool #BU9638 2.50% 1/1/2052 (a)	222	190
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	123	105
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	10,849	9,771
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	15,527	12,685
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	11,938	9,757
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	5,360	4,401
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	3,239	2,653
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	794	648
Fannie Mae Pool #CB2849 2.00% 2/1/2052 (a)	36	30
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	1,418	1,226
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	422	383
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	2,042	1,669
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,997	1,635
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,627	1,332
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	850	694
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	846	691
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (a)	158	129
Fannie Mae Pool #BT2296 2.00% 3/1/2052 (a)	31	25
Fannie Mae Pool #BT8111 2.50% 3/1/2052 (a)	740	633
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	1,138	1,019
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	7,378	6,035
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	2,692	2,203
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,304	1,068
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (a)	639	522
Fannie Mae Pool #BV3847 2.50% 4/1/2052 (a)	658	564
Fannie Mae Pool #BV8156 2.50% 4/1/2052 (a)	163	139
Fannie Mae Pool #BV6617 3.50% 4/1/2052 (a)	2,356	2,181
Fannie Mae Pool #BV6683 3.50% 4/1/2052 (a)	180	167
Fannie Mae Pool #BV7064 3.50% 4/1/2052 (a)	86	80
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	589	565
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	1,770	1,449
Fannie Mae Pool #BW0160 2.50% 5/1/2052 (a)	680	583
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	865	771
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (a)	343	279
Fannie Mae Pool #BW2934 2.50% 6/1/2052 (a)	804	688
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (a)	109	93
Fannie Mae Pool #BW2170 2.50% 6/1/2052 (a)	71	61
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (a)	779	694
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (a)	697	621
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	1,443	1,384
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	1,220	1,170
Fannie Mae Pool #BT8263 4.50% 6/1/2052 (a)	49	48
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	5,639	4,806
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	1,021	870
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	745	637
Fannie Mae Pool #FS5294 2.50% 7/1/2052 (a)	114	98
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (a)	2,967	2,845
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (a)	564	587
Intermediate Bond Fund of America — Page 5 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (a)	USD224	$229
Fannie Mae Pool #FS6599 3.50% 9/1/2052 (a)	89	82
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	31,705	30,401
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (a)	806	793
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	664	657
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	7,550	6,180
Fannie Mae Pool #BW7750 4.00% 10/1/2052 (a)	438	419
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	7,712	7,587
Fannie Mae Pool #BW1215 4.50% 10/1/2052 (a)	2,063	2,030
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	6,607	6,725
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	5,921	6,028
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	3,149	3,101
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	1,107	1,089
Fannie Mae Pool #BX3101 5.50% 11/1/2052 (a)	158	161
Fannie Mae Pool #BW1417 2.50% 12/1/2052 (a)	511	437
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	14,446	14,720
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (a)	31,665	30,365
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (a)	83	80
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	4,284	4,215
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (a)	1,839	1,870
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (a)	841	856
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (a)	21	22
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	6,128	6,291
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (a)	249	256
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	1,799	1,886
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	448	429
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	13,659	13,859
Fannie Mae Pool #BX7551 5.50% 2/1/2053 (a)	1,539	1,564
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	241	231
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	4,104	4,189
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	1,517	1,546
Fannie Mae Pool #BX9111 5.50% 3/1/2053 (a)	1,302	1,324
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (a)	1,132	1,152
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	958	975
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	25,230	25,670
Fannie Mae Pool #BX9999 5.50% 4/1/2053 (a)	2,388	2,436
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (a)	2,039	2,070
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	1,775	1,807
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	1,479	1,506
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (a)	1,466	1,494
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (a)	1,143	1,161
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	2,819	2,903
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (a)	34	35
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,112	4,333
Fannie Mae Pool #FS9677 2.50% 5/1/2053 (a)	142	121
Fannie Mae Pool #BW9710 3.00% 5/1/2053 (a)	2,706	2,406
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	1,482	1,417
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	7,700	7,746
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	16,836	17,126
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (a)	2,227	2,262
Fannie Mae Pool #BY3207 5.50% 5/1/2053 (a)	1,657	1,697
Fannie Mae Pool #BY1592 5.50% 5/1/2053 (a)	1,528	1,553
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (a)	1,204	1,224
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	938	954
Intermediate Bond Fund of America — Page 6 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	USD421	$428
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	44,016	45,342
Fannie Mae Pool #BY1721 6.00% 5/1/2053 (a)	1,669	1,732
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (a)	82	84
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	1,349	1,404
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (a)	5,620	5,518
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	914	898
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	45,539	46,300
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	21,305	21,618
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (a)	1,064	1,087
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (a)	42	43
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	69,434	71,314
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	24,416	25,093
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	15,183	15,616
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	11,288	11,668
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	779	800
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (a)	33	34
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	14,935	15,611
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	5,421	5,635
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	4,149	4,335
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	8,180	6,693
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (a)	359	333
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (a)	3,220	3,075
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)	581	555
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	26,982	26,519
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	59,988	60,993
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (a)	838	870
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (a)	7,802	7,663
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (a)	140,746	144,552
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	94	96
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	8,482	8,719
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	1,690	1,616
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	236	239
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	13,957	14,329
Fannie Mae Pool #FS6163 6.00% 10/1/2053 (a)	9,711	10,002
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (a)	1,161	1,204
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	830	795
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	3,251	3,303
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	2,141	2,176
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	16,733	17,184
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	9,048	9,304
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	6,241	6,416
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	15,495	16,246
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	3,135	3,263
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	2,582	2,679
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	353	337
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	2,344	2,382
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	32,684	33,599
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	20,900	21,457
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	1,187	1,246
Fannie Mae Pool #CB7923 4.00% 1/1/2054 (a)	102	97
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	8,041	8,266
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	2,905	2,980
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	33,600	34,877
Intermediate Bond Fund of America — Page 7 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	USD5,609	$5,872
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	961	1,008
Fannie Mae Pool #DA5799 7.00% 1/1/2054 (a)	1,229	1,301
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	28,069	27,604
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	590	599
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	113	114
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	18,763	19,294
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	12,091	12,540
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	2,278	2,388
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	2,679	2,557
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	5,644	5,725
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	5,209	5,291
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	4,286	4,348
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	2,429	2,473
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	1,235	1,261
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	7,678	7,908
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	6,802	7,061
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	350	360
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	1,032	1,082
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	6,907	7,017
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	5,142	5,248
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (a)	2,644	2,687
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	2,348	2,454
Fannie Mae Pool #DB2704 6.50% 4/1/2054 (a)	346	364
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (a)	398	403
Fannie Mae Pool #DB4021 6.50% 5/1/2054 (a)	62	65
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	9,838	9,981
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	4,461	4,590
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	4,088	4,238
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	857	878
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	595	611
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	509	526
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	9,382	9,728
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	3,439	3,568
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	300	312
Fannie Mae Pool #DB6174 6.50% 6/1/2054 (a)	44	45
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	5,410	5,508
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	2,596	2,633
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	2,073	2,111
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	269	275
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	13,300	13,617
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	2,765	2,845
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	1,067	1,094
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	536	550
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	437	450
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	8,803	9,235
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	5,144	5,356
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	2,011	2,110
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	1,535	1,598
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (a)	922	963
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	587	616
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (a)	555	576
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	298	298
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	25	25
Intermediate Bond Fund of America — Page 8 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	USD11,071	$11,342
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	3,788	3,923
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	2,479	2,541
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	1,943	1,996
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	1,803	1,852
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,558	1,606
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	1,106	1,137
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	1,060	1,086
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	211	218
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	182	189
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	165	172
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (a)	77	79
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	5,605	5,847
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	2,522	2,614
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	1,711	1,784
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	424	445
Fannie Mae Pool #DB1919 7.00% 8/1/2054 (a)	177	188
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	19,718	20,146
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	4,067	4,128
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,112	3,154
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	2,300	2,341
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	966	980
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (a)	11,757	12,051
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	3,945	4,068
Fannie Mae Pool #DC3457 6.00% 9/1/2054 (a)	291	299
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	99	102
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	9	9
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	5	5
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	7,631	7,910
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	54	56
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (a)	10,469	10,735
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	561	575
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (a)	9,080	9,462
Fannie Mae Pool #FS9566 6.50% 10/1/2054 (a)	6,240	6,562
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	716	750
Fannie Mae Pool #DC4927 6.50% 10/1/2054 (a)	302	313
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	6,485	6,481
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	4,769	4,848
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4	4
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	18,534	19,093
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	1,779	1,826
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (a)	8,177	7,795
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	16,459	16,447
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	7,516	7,532
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	12,961	13,175
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	892	907
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	27,698	28,395
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	4,210	4,313
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	1,715	1,771
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	677	694
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	3,739	3,876
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	1,940	1,901
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	13,610	13,638
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	11	11
Intermediate Bond Fund of America — Page 9 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	USD12,283	$12,585
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	3,906	4,002
Fannie Mae Pool #DC9365 6.50% 1/1/2055 (a)	17	18
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	20,664	20,244
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	6,659	6,748
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	40,031	41,012
Fannie Mae Pool #DD3317 6.50% 2/1/2055 (a)	323	335
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (a)	36	38
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	2,549	2,498
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	4,213	4,316
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	19,270	19,986
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	31,143	32,685
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	1,765	1,682
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	2,781	2,725
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	44,624	45,717
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	3,737	3,829
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	8	8
Fannie Mae Pool #DD6085 6.50% 4/1/2055 (a)	338	351
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	1,428	1,426
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	31,046	31,806
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	763	761
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (a)	268	275
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (a)	236	242
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	68	69
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	55,736	57,821
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	5,343	5,414
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	48	50
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)	23,158	24,288
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	2,017	1,928
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	10,575	9,722
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (a)	1,176	1,163
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	6,840	6,288
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	4,394	4,040
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	8,802	7,703
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	8,852	7,350
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (a)	2,314	2,011
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	2,588	2,538
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	2,833	2,462
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,086	3,720
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	972	920
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (a)	68	73
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	131	138
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	23	24
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (a)(c)	16,000	16,209
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036 (a)	49	45
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037 (a)	197	174
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	3,573	3,648
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(d)	14,313	14,612
FHLMC Multi Family Structured Pass Through Certs., Series K-174, Class A2, 4.53% 10/25/2035 (a)(c)	1,000	1,011
Freddie Mac Pool #G14278 3.50% 10/1/2026 (a)	440	438
Freddie Mac Pool #J17236 3.50% 11/1/2026 (a)	117	116
Freddie Mac Pool #ZK3828 3.00% 1/1/2027 (a)	139	138
Freddie Mac Pool #G14502 3.00% 2/1/2027 (a)	280	278
Freddie Mac Pool #ZK3899 3.00% 2/1/2027 (a)	59	59
Intermediate Bond Fund of America — Page 10 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZK3929 3.00% 3/1/2027 (a)	USD83	$82
Freddie Mac Pool #ZK3934 3.00% 3/1/2027 (a)	24	24
Freddie Mac Pool #ZK6157 3.00% 10/1/2028 (a)	1,057	1,044
Freddie Mac Pool #ZK6134 3.00% 10/1/2028 (a)	1,055	1,043
Freddie Mac Pool #J25843 3.50% 10/1/2028 (a)	433	429
Freddie Mac Pool #ZA0559 7.00% 10/1/2028 (a)	1	1
Freddie Mac Pool #ZA3673 3.00% 11/1/2028 (a)	2,450	2,419
Freddie Mac Pool #V60341 3.00% 11/1/2028 (a)	1,443	1,426
Freddie Mac Pool #ZK6172 3.00% 11/1/2028 (a)	523	516
Freddie Mac Pool #J26473 3.50% 11/1/2028 (a)	1,449	1,440
Freddie Mac Pool #J26343 3.50% 11/1/2028 (a)	430	427
Freddie Mac Pool #V60362 3.00% 12/1/2028 (a)	914	901
Freddie Mac Pool #G14942 3.50% 12/1/2028 (a)	2,034	2,022
Freddie Mac Pool #V60368 3.50% 12/1/2028 (a)	1,001	995
Freddie Mac Pool #V60448 3.00% 1/1/2029 (a)	1,109	1,095
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	395	391
Freddie Mac Pool #ZA3699 3.00% 2/1/2029 (a)	1,887	1,863
Freddie Mac Pool #V60493 3.00% 2/1/2029 (a)	1,473	1,454
Freddie Mac Pool #J27240 3.50% 2/1/2029 (a)	790	783
Freddie Mac Pool #J27711 3.50% 3/1/2029 (a)	50	49
Freddie Mac Pool #ZS8526 3.00% 5/1/2029 (a)	12	12
Freddie Mac Pool #J28177 3.50% 5/1/2029 (a)	518	513
Freddie Mac Pool #J28422 3.50% 6/1/2029 (a)	856	848
Freddie Mac Pool #ZS6995 3.00% 8/1/2029 (a)	1,263	1,245
Freddie Mac Pool #J28964 3.50% 8/1/2029 (a)	322	320
Freddie Mac Pool #J29039 3.50% 8/1/2029 (a)	183	182
Freddie Mac Pool #J28885 3.50% 8/1/2029 (a)	87	87
Freddie Mac Pool #G15175 3.00% 9/1/2029 (a)	2,556	2,520
Freddie Mac Pool #V60616 3.00% 9/1/2029 (a)	1,720	1,697
Freddie Mac Pool #ZA3742 3.00% 11/1/2029 (a)	2,266	2,232
Freddie Mac Pool #V60622 3.00% 11/1/2029 (a)	1,280	1,263
Freddie Mac Pool #V60651 3.00% 11/1/2029 (a)	1,183	1,166
Freddie Mac Pool #ZA3750 3.00% 12/1/2029 (a)	1,372	1,352
Freddie Mac Pool #J30209 3.50% 12/1/2029 (a)	32	32
Freddie Mac Pool #ZK7089 3.00% 1/1/2030 (a)	1,662	1,635
Freddie Mac Pool #ZA3774 3.00% 3/1/2030 (a)	2,295	2,259
Freddie Mac Pool #J32008 3.00% 6/1/2030 (a)	1,348	1,327
Freddie Mac Pool #J33952 3.00% 3/1/2031 (a)	384	374
Freddie Mac Pool #J36382 3.50% 2/1/2032 (a)	173	171
Freddie Mac Pool #J36383 3.50% 2/1/2032 (a)	133	131
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	56	54
Freddie Mac Pool #SB8279 6.00% 1/1/2039 (a)	13	14
Freddie Mac Pool #SB1215 6.00% 7/1/2039 (a)	504	522
Freddie Mac Pool #SB1398 6.00% 9/1/2039 (a)	9,495	9,867
Freddie Mac Pool #QO2526 6.00% 9/1/2039 (a)	872	906
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (a)	24	25
Freddie Mac Pool #QO2810 6.00% 12/1/2039 (a)	1,009	1,048
Freddie Mac Pool #QO2894 6.00% 12/1/2039 (a)	835	870
Freddie Mac Pool #SB8368 6.00% 2/1/2040 (a)	7,290	7,553
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (a)	448	464
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (a)	64	66
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (a)	13,650	14,142
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (a)	42	43
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	196	171
Intermediate Bond Fund of America — Page 11 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	USD353	$312
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	4,655	4,100
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	7,261	6,398
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	667	590
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	1,182	1,041
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	16,159	14,212
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	5,049	4,425
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	10,898	9,572
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	22	22
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	300	287
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	402	385
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	309	296
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	350	334
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (a)	275	285
Freddie Mac Pool #760012 5.149% 4/1/2045 (a)(c)	458	465
Freddie Mac Pool #760013 5.153% 4/1/2045 (a)(c)	355	359
Freddie Mac Pool #760014 4.64% 8/1/2045 (a)(c)	1,206	1,209
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	4,167	3,969
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	1,561	1,482
Freddie Mac Pool #760015 3.901% 1/1/2047 (a)(c)	1,915	1,881
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	584	546
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	588	548
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	824	776
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	559	528
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	554	521
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	508	481
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	458	431
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	386	365
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	274	259
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	233	220
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	162	154
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	150	141
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	5,472	5,329
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	163	154
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	395	382
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	314	306
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	179	173
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	296	281
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	176	167
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	158	149
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	623	606
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	1,175	1,172
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	554	552
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	373	371
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	813	812
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,753	1,659
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	12,369	11,604
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	516	488
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	4,323	4,102
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	4,123	3,910
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	3,810	3,476
Freddie Mac Pool #RA2457 3.00% 4/1/2050 (a)	8,185	7,408
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	261	234
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	129	116
Intermediate Bond Fund of America — Page 12 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	USD3,605	$3,146
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	16,477	13,522
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (a)	7,494	6,239
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	5,854	4,774
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (a)	574	490
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (a)	12,956	11,037
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	47,454	39,206
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	3,032	2,607
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	59	52
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (a)	107	87
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (a)	25,499	22,682
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	12,528	10,925
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (a)	5,013	4,357
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	808	690
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	60,231	54,540
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	60	54
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (a)	810	690
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	465	396
Freddie Mac Pool #QC9669 3.50% 10/1/2051 (a)	108	101
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	4,039	3,311
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	1,952	1,595
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	3,466	3,015
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	3,378	2,938
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (a)	373	318
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (a)	171	146
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	121	108
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	787	644
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (a)	9,970	8,623
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	12	11
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	2,398	2,082
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	4,588	3,738
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	4,441	3,618
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (a)	808	660
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	804	659
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (a)	22	18
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	8,122	7,654
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	833	776
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	13,625	11,160
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	4,100	3,352
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,668	2,183
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	893	729
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (a)	865	708
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	251	205
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (a)	123	100
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	4,902	4,431
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)	67	62
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	2,009	1,645
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	5,456	4,743
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	717	611
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (a)	801	742
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	13,883	12,388
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (a)	85	79
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (a)	1,034	846
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	209	178
Intermediate Bond Fund of America — Page 13 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	USD7,018	$6,252
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (a)	442	394
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	338	300
Freddie Mac Pool #SD1393 3.50% 6/1/2052 (a)	99	91
Freddie Mac Pool #QE4613 4.00% 6/1/2052 (a)	380	365
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (a)	67	65
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	8,175	8,044
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (a)	26	21
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	5,148	4,386
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	7,258	6,465
Freddie Mac Pool #SD2370 3.50% 7/1/2052 (a)	125	116
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	4,944	4,738
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	740	605
Freddie Mac Pool #SL1039 3.00% 8/1/2052 (a)	2,004	1,782
Freddie Mac Pool #QE9425 4.50% 8/1/2052 (a)	1,390	1,369
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	191	188
Freddie Mac Pool #QE7695 5.00% 8/1/2052 (a)	14,877	14,883
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (a)	92	85
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (a)	51,588	49,377
Freddie Mac Pool #QE9448 4.50% 9/1/2052 (a)	18,369	18,066
Freddie Mac Pool #QE8940 4.50% 9/1/2052 (a)	11,876	11,674
Freddie Mac Pool #QF0616 4.50% 9/1/2052 (a)	3,701	3,640
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	848	834
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	195	193
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	123	121
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	51,704	51,948
Freddie Mac Pool #QF1221 4.00% 10/1/2052 (a)	1,130	1,084
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	1,222	1,203
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	84	82
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (a)	629	639
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	3,215	3,163
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	19,019	19,348
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	5,421	5,439
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (a)	974	989
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	1,832	1,802
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	2,015	2,021
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	20,778	21,377
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	987	944
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	8,535	8,694
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (a)	1,465	1,490
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (a)	1,150	1,169
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	1,030	1,048
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (a)	746	759
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (a)	610	620
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	4,099	4,217
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	3,923	3,988
Freddie Mac Pool #QG1221 4.00% 4/1/2053 (a)	144	138
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	11,745	11,818
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	5,680	5,698
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	31,149	31,644
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (a)	1,348	1,369
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (a)	1,245	1,263
Freddie Mac Pool #QG2749 5.50% 4/1/2053 (a)	1,050	1,065
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (a)	975	992
Intermediate Bond Fund of America — Page 14 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	USD3,887	$3,713
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	84	82
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	2,593	2,601
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	84,145	85,593
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	5,956	6,036
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	1,769	1,805
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (a)	1,430	1,455
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	2,101	2,158
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	2,097	2,207
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (a)	1,139	1,088
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (a)	6,015	5,914
Freddie Mac Pool #QG5436 5.00% 6/1/2053 (a)	21,967	22,075
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	1,658	1,662
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	57,876	58,832
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (a)	1,083	1,101
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	1,067	1,095
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	801	815
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	26,105	26,777
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	7,931	8,223
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	7,148	7,350
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	4,665	4,822
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	3,941	4,107
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	441	453
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	5,521	5,763
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	4,872	5,085
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	4,532	4,783
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	4,534	4,778
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	3,159	3,338
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	2,487	2,618
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	1,506	1,565
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	1,405	1,497
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (a)	3,106	2,965
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	178	179
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	2,127	2,161
Freddie Mac Pool #QG7218 6.00% 7/1/2053 (a)	1,254	1,289
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	449	467
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	227	233
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (a)	140	120
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	2,647	2,529
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	1,233	1,252
Freddie Mac Pool #SD3817 6.00% 9/1/2053 (a)	5,474	5,615
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	2,469	2,535
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (a)	320	305
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	7,661	7,771
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	26,870	27,577
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	99,276	99,531
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	3,103	3,154
Freddie Mac Pool #SD4703 6.00% 11/1/2053 (a)	18,011	18,618
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,878	1,954
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	427	443
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	969	792
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	8,122	8,329
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (a)	1,797	1,865
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	2,558	2,682
Intermediate Bond Fund of America — Page 15 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	USD1,695	$1,764
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	1,447	1,505
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	775	739
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	584	592
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	27,833	28,617
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (a)	4,480	4,614
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	4,350	4,461
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	804	834
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	159	165
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	13,944	14,148
Freddie Mac Pool #QI1404 5.50% 3/1/2054 (a)	5,660	5,751
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	528	542
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	632	657
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (a)	209	199
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,541	2,594
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,612	1,636
Freddie Mac Pool #QI2281 6.00% 4/1/2054 (a)	3,261	3,380
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	240	249
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	1,743	1,811
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	1,537	1,612
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	339	352
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	10	10
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (a)	5,926	6,167
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	7,611	7,630
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	1,854	1,890
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	834	852
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	4,873	5,027
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	3,463	3,593
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	8,858	9,197
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	2,494	2,625
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	1,497	1,570
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	8,994	9,115
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	2,680	2,729
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	550	560
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	8,407	8,639
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	4,104	4,204
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	3,927	4,057
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	1,150	1,182
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	445	457
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (a)	109	112
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (a)	95	97
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	30,970	32,100
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	18,886	19,608
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,955	3,096
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	1,174	1,231
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (a)	517	538
Freddie Mac Pool #QJ0973 6.50% 7/1/2054 (a)	192	199
Freddie Mac Pool #QI9763 6.50% 7/1/2054 (a)	29	30
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	3,010	3,059
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	1,906	1,937
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	1,759	1,787
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	1,196	1,220
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	319	325
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	5,492	5,627
Intermediate Bond Fund of America — Page 16 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	USD4,633	$4,809
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,335	2,408
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	1,779	1,828
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	610	627
Freddie Mac Pool #QJ1163 6.00% 8/1/2054 (a)	235	241
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (a)	29	29
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	5	6
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	20,741	21,498
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	7,551	7,863
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	3,647	3,802
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	3,014	3,139
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	1,923	2,001
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	1,128	1,181
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	782	821
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	720	747
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	25,459	25,817
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	14,108	14,339
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	5,838	5,974
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	5,338	5,422
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	2,575	2,635
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	1,995	2,024
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	8,254	8,480
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	4,459	4,598
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	4,170	4,329
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	4,006	4,162
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	2,433	2,500
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	792	812
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	5,755	6,001
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	5,371	5,645
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	2,459	2,555
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	1,618	1,684
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,582	1,640
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	1,087	1,134
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	734	763
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	550	572
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	183	191
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	28,339	28,734
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	1,035	1,054
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (a)	567	581
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	8,266	8,588
Freddie Mac Pool #QJ8297 6.50% 10/1/2054 (a)	26	28
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	828	789
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (a)	1,838	1,811
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	106	104
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	7,977	7,975
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	34,727	35,258
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (a)	5,771	5,858
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	2,651	2,687
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	28,177	28,279
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	18,624	18,642
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	8,753	8,747
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	6,533	6,547
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	2,165	2,170
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	1,052	1,057
Intermediate Bond Fund of America — Page 17 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	USD8,647	$8,791
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	7,721	7,825
Freddie Mac Pool #QX2588 6.50% 12/1/2054 (a)	959	1,008
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	8	8
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	11,538	11,822
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	2,492	2,554
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	7,014	7,365
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	8,210	8,043
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	95	95
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	3	3
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	4,381	4,489
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	2,388	2,462
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	222	231
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (a)	325	330
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	317	321
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	1,465	1,501
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (a)	439	450
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	34,999	36,276
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	782	815
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	655	655
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	10,717	10,979
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	7,331	7,510
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	2,444	2,504
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (a)	32	33
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (a)	2,078	2,154
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	1,330	1,328
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	21,650	22,185
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (a)	1,114	1,141
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	741	760
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	698	715
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	1,040	991
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	1,788	1,786
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	17,284	17,719
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	76,604	78,466
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	2,890	2,962
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (a)	524	537
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	846	867
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	16	17
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (a)	2,069	1,952
Freddie Mac, Series T041, Class 3A, 4.378% 7/25/2032 (a)(c)	99	93
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025 (a)	171	170
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026 (a)	883	877
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026 (a)(c)	955	947
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (a)(c)	3,000	3,008
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029 (a)	5,000	4,946
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (a)	2,113	2,007
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 1/25/2030 (a)	52	48
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	44,953	45,734
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (a)	13,009	13,721
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (a)	5,358	4,872
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (a)	4,990	4,518
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (a)	3,000	2,717
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (a)	2,536	2,306
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036 (a)	167	153
Intermediate Bond Fund of America — Page 18 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (a)	USD104	$98
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037 (a)	54	46
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	4,521	4,319
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	4,862	4,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	976	883
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	4,764	4,525
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	4,559	4,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	5,112	4,475
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	4,897	4,498
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	2,552	2,342
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(c)	13,404	13,061
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	6,307	5,719
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	6,609	5,977
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	2,121	2,069
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	2,249	2,030
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	1,883	1,706
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	427	416
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	3,105	2,926
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063 (a)	17,755	15,222
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	11,227	9,950
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	695	681
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	9,634	9,488
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	23,425	22,580
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	13,282	12,806
Government National Mortgage Assn. 2.50% 12/1/2055 (a)(e)	2,960	2,569
Government National Mortgage Assn. 5.50% 12/1/2055 (a)(e)	9,695	9,792
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042 (a)	5	5
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (a)	12,481	12,075
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	2	2
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	4	4
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (a)	35	31
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	45,385	37,826
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	24,069	20,912
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	5,979	5,151
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,431	3,808
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	5,446	4,692
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	5,377	4,632
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	565	491
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	14,607	13,192
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	4,162	3,616
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	11,078	10,005
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (a)	2,487	2,305
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052 (a)	333	328
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	13,936	12,970
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	1,230	1,177
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	27,166	26,727
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,425	1,360
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	5,698	5,579
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	46,679	47,216
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,947	2,980
Government National Mortgage Assn. Pool #MB0366 5.50% 5/20/2055 (a)	13,863	14,019
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	39,654	40,092
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	9,220	9,326
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	9,844	7,382
Intermediate Bond Fund of America — Page 19 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 12/1/2040 (a)(e)	USD9,550	$8,831
Uniform Mortgage-Backed Security 3.00% 12/1/2040 (a)(e)	1,421	1,368
Uniform Mortgage-Backed Security 4.00% 12/1/2040 (a)(e)	8,000	7,892
Uniform Mortgage-Backed Security 5.50% 12/1/2040 (a)(e)	3,652	3,738
Uniform Mortgage-Backed Security 2.00% 12/1/2055 (a)(e)	51,720	42,096
Uniform Mortgage-Backed Security 2.50% 12/1/2055 (a)(e)	113,267	96,387
Uniform Mortgage-Backed Security 3.00% 12/1/2055 (a)(e)	43,534	38,672
Uniform Mortgage-Backed Security 3.50% 12/1/2055 (a)(e)	24,795	22,938
Uniform Mortgage-Backed Security 4.00% 12/1/2055 (a)(e)	40,447	38,529
Uniform Mortgage-Backed Security 4.50% 12/1/2055 (a)(e)	53,398	52,281
Uniform Mortgage-Backed Security 5.00% 12/1/2055 (a)(e)	15,000	14,972
Uniform Mortgage-Backed Security 5.50% 12/1/2055 (a)(e)	17,032	17,249
Uniform Mortgage-Backed Security 6.00% 12/1/2055 (a)(e)	214	219
Uniform Mortgage-Backed Security 6.50% 12/1/2055 (a)(e)	180,563	187,075
Uniform Mortgage-Backed Security 7.00% 12/1/2055 (a)(e)	20,254	21,246
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(e)	231,601	188,544
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(e)	86,086	79,609
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (a)(e)	3,324	3,165
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(e)	7,526	7,362
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(e)	17,681	18,326
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (a)(e)	87,689	92,047
		5,939,401
Commercial mortgage-backed securities 4.90%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.702% 6/15/2040 (a)(c)(d)	1,840	1,850
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (a)(d)	2,972	2,898
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (a)(d)	2,286	2,267
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(d)	5,160	5,001
AMSR Trust, Series 2025-SFR2, Class A, 4.357% 11/17/2042 (a)(d)(f)	5,565	5,522
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.651% 7/15/2041 (a)(c)(d)	3,580	3,588
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (a)(c)(d)	8,416	8,615
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (a)	8,992	9,278
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (a)	2,416	2,494
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (a)	11,474	11,369
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (a)	1,490	1,474
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (a)	770	794
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (a)(c)	2,661	2,766
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(c)	3,909	4,188
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (a)	12,415	12,969
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (a)	2,360	2,482
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2057 (a)(c)	3,447	3,528
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (a)	18,088	19,096
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	2,509	2,641
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (a)(c)	6,956	7,346
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (a)(c)	3,272	3,445
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	9,814	9,317
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (a)	7,587	7,318
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	2,157	1,985
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.878% 3/15/2037 (a)(c)(d)	2,539	2,392
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (a)(c)	560	561
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (a)	3,627	3,803
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (a)(c)	2,300	2,495
Intermediate Bond Fund of America — Page 20 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056 (a)(c)	USD777	$834
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (a)(c)	3,130	3,259
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(c)	197	209
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (a)	4,000	4,138
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (a)	4,000	4,141
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (a)(c)	4,180	4,144
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (a)(c)	8,784	8,511
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (a)	5,140	5,062
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (a)	2,202	1,993
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(c)	2,872	2,886
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (a)	12,968	11,548
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (a)	2,500	2,226
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	2,000	1,757
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (a)	1,500	1,329
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (a)	3,250	2,955
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (a)	16,713	15,103
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (a)	10,274	9,222
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (a)(c)	2,319	2,182
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (a)(c)	552	580
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (a)(c)	3,974	4,214
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (a)	1,650	1,571
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	15,676	16,348
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (a)(c)	1,000	1,045
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (a)	1,058	1,093
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (a)(c)	4,250	4,487
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)(c)	2,316	2,433
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(c)(d)	7,318	7,359
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.301% 3/15/2041 (a)(c)(d)	7,940	7,948
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (a)(c)	1,830	1,869
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (a)	1,328	1,405
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (a)(c)	1,768	1,855
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (a)(c)	2,661	2,817
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (a)(c)	1,240	1,328
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (a)(c)	5,500	5,960
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (a)(c)	3,648	3,810
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(c)	7,389	7,778
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (a)	7,016	7,248
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (a)(c)	5,990	6,265
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (a)(c)	5,450	5,690
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (a)(c)	743	783
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 5.88% 8/15/2041 (a)(c)(d)	17,000	17,048
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.074% 6/15/2027 (a)(c)(d)	27,203	27,315
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.773% 9/15/2036 (a)(c)(d)	48,987	48,965
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.252% 12/15/2039 (a)(c)(d)	6,950	6,914
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.50% 5/15/2034 (a)(c)(d)	6,114	6,121
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.662% 9/15/2034 (a)(c)(d)	36,831	36,681
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.023% 9/15/2036 (a)(c)(d)	4,930	4,928
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 4.972% 10/15/2036 (a)(c)(d)	47,790	47,771
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 5.719% 10/15/2036 (a)(c)(d)	11,738	11,735
Intermediate Bond Fund of America — Page 21 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.45% 4/15/2037 (a)(c)(d)	USD7,445	$7,453
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.923% 11/15/2038 (a)(c)(d)	17,873	17,855
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.949% 1/17/2039 (a)(c)(d)	18,217	18,200
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.401% 4/15/2041 (a)(c)(d)	8,949	8,959
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(c)(d)	21,869	22,235
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.65% 8/15/2041 (a)(c)(d)	22,701	22,761
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(d)	14,225	14,780
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.559% 7/15/2042 (a)(c)(d)	1,480	1,485
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(c)(d)	41,594	41,645
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.31% 12/15/2044 (a)(c)(d)	6,002	6,023
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (a)(c)(d)	466	468
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (a)(d)	9,331	9,149
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.85% 7/15/2041 (a)(c)(d)	7,266	7,282
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.299% 7/15/2041 (a)(c)(d)	3,787	3,799
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.601% 8/15/2041 (a)(c)(d)	11,554	11,556
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (a)	2,000	1,948
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (a)	9,983	9,864
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (a)(c)(d)	14,000	14,608
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	67,170	69,226
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	552	549
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (a)	2,500	2,471
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (a)	5,975	5,900
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (a)	851	839
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (a)	510	478
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (a)	2,330	2,290
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (a)	248	245
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (a)(c)	1,000	976
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (a)	3,000	2,839
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (a)(c)(d)	11,000	11,372
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(d)	9,316	9,607
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	150	148
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (a)(c)(d)	15,962	16,329
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027) (a)(d)(f)	3,137	3,132
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (a)(d)(f)	15,783	15,768
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (a)(c)(d)	6,570	6,614
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (a)(c)(d)	7,231	7,279
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.259% 10/15/2042 (a)(c)(d)	36,013	36,119
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.559% 10/15/2042 (a)(c)(d)	683	685
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)(c)	10,941	11,236
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.409% 12/15/2039 (a)(c)(d)	4,001	4,011
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (a)(d)	7,270	7,418
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.77% 8/15/2039 (a)(c)(d)	18,000	18,099
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.65% 5/15/2041 (a)(c)(d)	14,461	14,498
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (a)(c)(d)	1,548	1,548
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(d)	4,789	4,850
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (a)	2,059	2,041
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (a)	1,663	1,643
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	4,830	4,764
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,809	1,670
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (a)	2,975	2,637
Intermediate Bond Fund of America — Page 22 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.352% 3/15/2042 (a)(c)(d)	USD13,305	$13,334
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038 (a)(d)	795	789
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(d)	6,995	7,344
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (a)(c)(d)	5,246	5,311
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(d)	27,553	28,643
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (a)	2,883	2,778
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(d)	12,313	11,103
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(d)	1,164	1,044
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(c)	1,000	991
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (a)	1,000	993
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.552% 11/15/2039 (a)(c)(d)	3,223	3,229
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (a)(c)(d)	11,473	11,706
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (a)(d)	8,385	8,041
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 4.874% 4/15/2038 (a)(c)(d)	2,298	2,298
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (a)	1,000	973
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (a)	6,144	6,413
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	400	399
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 3/15/2049 (a)(c)	138	121
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (a)(c)	420	398
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.822% 7/25/2054 (a)(c)(d)	982	996
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(c)(d)	9,200	9,782
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(c)(d)	19,129	19,183
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(c)(d)	3,114	3,123
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(d)	10,751	10,274
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(d)	1,164	1,096
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.351% 5/15/2039 (a)(c)(d)	5,663	5,670
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.223% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(f)	24,800	24,672
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.573% 5/15/2038 (a)(c)(d)	2,472	2,457
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.804% 11/15/2038 (a)(c)(d)	31,458	31,442
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.959% 1/15/2039 (a)(c)(d)	38,092	38,045
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.402% 2/15/2042 (a)(c)(d)	14,350	14,243
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (a)	1,102	1,090
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(c)(d)	3,108	3,156
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (a)	9,455	9,391
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (a)	1,851	1,816
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (a)(c)	2,000	1,949
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (a)	11,000	10,960
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (a)(c)	1,850	1,784
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (a)	740	779
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)(c)	4,466	4,723
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (a)(c)	7,100	7,481
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.733% 9/15/2058 (a)(c)	936	890
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (a)	711	709
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (a)	5,000	4,937
Intermediate Bond Fund of America — Page 23 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.748% 11/15/2027 (a)(c)(d)	USD17,281	$17,346
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (a)(c)(d)	2,077	2,113
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(c)(d)	891	906
		1,348,617
Collateralized mortgage-backed obligations (privately originated) 4.52%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(d)(f)	4,300	4,317
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 4.804% 10/25/2035 (a)(c)	220	219
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(c)(d)	6,873	6,235
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(c)(d)	2,237	2,190
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(d)	649	630
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(d)(f)	9,364	9,137
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(d)(f)	10,293	10,070
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(c)(d)	12,071	11,406
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(c)(d)	4,267	4,043
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(c)(d)	1,908	1,882
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(d)	1,013	938
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026) (a)(d)(f)	1,732	1,721
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (a)(d)(f)	741	742
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (a)(d)(f)	11,205	11,191
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (a)(d)(f)	2,167	2,177
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(d)(f)	13,206	13,308
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(f)	9,165	9,231
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1A, 5.082% 6/25/2065 (6.082% on 8/1/2029) (a)(d)(f)	9,431	9,447
BRAVO Residential Funding Trust, Series 2025-NQM10, Class A1, 4.868% 9/25/2065 (a)(c)(d)	19,717	19,786
Bridge Trust, Series 2025-SFR1, Class A, 4.05% 9/17/2042 (a)(d)	9,554	9,259
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049 (a)(c)(d)	387	380
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (a)	1,255	1,207
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(f)	8,042	8,047
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	2,441	2,432
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	19,502	19,132
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (a)	2,463	2,442
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (a)(c)(d)	10,410	9,384
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (a)(c)(d)	4,341	3,909
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (a)(c)(d)	4,048	3,681
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (a)(c)(d)	190	190
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	31,892	30,659
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (a)(c)(d)	3,000	2,432
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (a)(c)(d)	6,273	6,260
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(d)(f)	5,597	5,583
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(c)(d)	1,162	1,095
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (a)(c)(d)	10,000	9,567
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(d)(f)	7,779	7,797
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(d)(f)	1,967	1,991
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	1,161	1,060
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.022% 1/25/2045 (a)(c)(d)	3,941	3,946
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.472% 12/25/2042 (a)(c)(d)	7,639	7,805
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.372% 5/25/2043 (a)(c)(d)	2,332	2,379
Intermediate Bond Fund of America — Page 24 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.972% 6/25/2043 (a)(c)(d)	USD1,951	$1,967
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.122% 1/25/2044 (a)(c)(d)	3,837	3,835
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.172% 2/25/2044 (a)(c)(d)	3,244	3,249
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.172% 5/25/2044 (a)(c)(d)	2,704	2,704
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.122% 9/25/2044 (a)(c)(d)	632	632
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.222% 9/25/2044 (a)(c)(d)	6,501	6,526
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.672% 9/25/2044 (a)(c)(d)	2,059	2,062
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.072% 2/25/2045 (a)(c)(d)	1,489	1,492
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.222% 2/25/2045 (a)(c)(d)	5,479	5,489
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057 (a)(c)(d)	916	882
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (a)(c)(d)	823	811
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (a)(c)(d)	1,449	1,299
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (a)	41	42
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (a)	51	53
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (a)	63	65
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (a)	37	39
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)	1,745	1,707
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(d)	23,366	22,722
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(c)(d)	1,667	1,403
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (a)(c)(d)	14,208	12,467
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 9.736% 7/25/2028 (a)(c)	5,462	5,503
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 8.836% 10/25/2028 (a)(c)	313	318
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 5.986% 7/25/2030 (a)(c)	2,362	2,392
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.372% 2/25/2042 (a)(c)(d)	498	498
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.022% 6/25/2042 (a)(c)(d)	8,429	8,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.222% 9/25/2042 (a)(c)(d)	599	602
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.422% 2/25/2044 (a)(c)(d)	10,068	10,128
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.322% 5/25/2044 (a)(c)(d)	22,221	22,344
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.122% 10/25/2044 (a)(c)(d)	3,590	3,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.022% 9/25/2045 (a)(c)(d)	2,756	2,758
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 8.072% 11/25/2050 (a)(c)(d)	6,500	7,163
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 7.072% 12/25/2050 (a)(c)(d)	4,000	4,278
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(f)	5,111	5,165
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(c)(d)	USD14,215	$13,083
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (a)(d)(f)	19,117	19,276
GS Mortgage-Backed Securities Trust, Series 2023-PJ5, Class A22, 6.50% 2/25/2054 (a)(c)(d)	2,500	2,605
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(d)(f)	3,515	3,451
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(d)	14,234	13,898
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (a)(d)	2,878	2,804
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (a)(d)	5,361	5,333
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039 (a)(d)	2,309	2,254
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(d)(f)	18,244	18,322
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(d)(f)	13,890	13,878
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(c)(d)	16,156	16,710
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(d)	13,610	13,621
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(d)	10,330	10,346
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (a)(c)(d)	580	566
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(d)(f)	8,667	8,673
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(f)	9,519	9,585
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(f)	7,733	7,743
Mill City Mortgage Trust, Series 15-1, Class M3, 3.701% 6/25/2056 (a)(c)(d)	1,069	1,061
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (a)(c)(d)	3,369	3,330
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.482% 8/25/2058 (a)(c)(d)	1,006	995
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059 (a)(c)(d)	129	126
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (a)(c)(d)	42	41
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(d)(f)	8,649	8,755
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (a)(c)(d)	8,502	8,593
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (a)(c)(d)	466	454
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (a)(c)(d)	909	888
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (a)(c)(d)	29	28
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (a)(c)(d)	1,155	1,142
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (a)(c)(d)	952	955
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (a)(c)(d)	1,571	1,523
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (a)(c)(d)	2,540	2,454
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(d)(f)	8,422	8,512
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(d)	3,783	3,558
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (a)(c)(d)	6,820	6,814
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 4.819% 2/25/2060 (a)(c)(d)	2,456	2,414
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (a)(d)(f)	7,431	7,412
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (a)(d)(f)	3,397	3,388
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (a)(d)(f)	8,268	8,289
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(d)(f)	10,369	10,444
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.697% 4/25/2053 (a)(c)(d)	13,148	12,982
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(d)(f)	5,050	5,049
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (a)(d)(f)	3,094	3,133
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027) (a)(d)(f)	1,408	1,417
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(f)	5,408	5,455
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(d)(f)	5,213	5,260
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(f)	6,138	6,207
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(d)(f)	8,533	8,653
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(d)(f)	13,952	14,120
Intermediate Bond Fund of America — Page 26 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(d)(f)	USD5,467	$5,471
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(d)(f)	11,559	11,670
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(d)(f)	15,465	15,637
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(f)	10,019	10,108
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(f)	16,621	16,756
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(d)(f)	7,487	7,554
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (a)(d)(f)	5,890	5,896
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (a)(d)(f)	11,861	11,919
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(c)(d)	30,547	30,631
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	1,454	1,482
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(c)(d)	8,059	7,261
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (a)(d)	4,976	4,745
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(d)	5,853	5,763
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(d)	1,541	1,518
Progress Residential Trust, Series 2022-SFR6, Class B, 4.997% 7/20/2039 (a)(d)	500	502
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (a)(d)	6,091	5,915
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(d)	8,965	8,564
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(d)	3,382	3,232
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(d)	9,485	9,090
Progress Residential Trust, Series 2025-SFR6, Class A, 2.378% 9/17/2042 (4.00% on 1/17/2026) (a)(d)(f)	3,725	3,647
Progress Residential Trust, Series 2025-SFR6, Class B, 2.378% 9/17/2042 (4.00% on 1/17/2026) (a)(d)(f)	2,006	1,938
Progress Residential Trust, Series 2025-SFR6, Class D, 2.378% 9/17/2042 (4.00% on 1/17/2026) (a)(d)(f)	1,734	1,642
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(f)	3,811	3,690
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.066% 10/25/2055 (a)(c)(d)	20,217	20,386
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.709% 10/17/2041 (a)(c)(d)	13,181	13,234
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.409% 2/17/2042 (a)(c)(d)	1,857	1,862
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.417% 2/25/2055 (a)(c)(d)	7,070	7,022
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.992% 5/25/2055 (a)(c)(d)	13,480	13,342
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.533% 8/25/2055 (a)(c)(d)	5,800	5,353
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (a)(c)(d)	4,905	4,838
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (a)(c)(d)	406	404
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056 (a)(c)(d)	3,615	3,575
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (a)(c)(d)	8,209	8,122
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (a)(c)(d)	430	422
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057 (a)(c)(d)	7,381	6,890
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.637% 6/25/2057 (a)(c)(d)	2,600	2,314
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (a)(c)(d)	4,160	4,111
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (a)(c)(d)	565	557
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (a)(c)(d)	10,335	9,980
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (a)(c)(d)	18	18
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(d)	1,726	1,713
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (a)(c)(d)	3,213	3,144
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (a)(c)(d)	1,475	1,455
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (a)(c)(d)	3,435	3,038
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.069% 5/25/2058 (a)(c)(d)	1,540	1,572
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058 (a)(c)(d)	6,244	5,970
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (a)(c)(d)	148	147
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (a)(c)(d)	2,771	2,703
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (a)(c)(d)	2,285	2,109
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(d)	6,590	6,056
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.705% 11/25/2060 (a)(c)(d)	13,157	12,891
Intermediate Bond Fund of America — Page 27 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (a)(d)	USD15,177	$14,809
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.016% 7/25/2065 (a)(c)(d)	7,255	7,360
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (a)(d)	3,140	2,989
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(d)	20,349	20,035
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(d)	5,477	5,506
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (a)(d)	6,871	6,916
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(d)	9,689	9,706
Tricon Residential Trust, Series 2025-SFR2, Class A, 5.20% 8/17/2044 (a)(d)	8,680	8,866
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (a)(d)(f)	21,132	21,282
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (a)(d)(f)	4,589	4,582
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(d)(f)	1,202	1,203
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(d)(f)	1,951	1,953
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (a)(d)(f)	7,248	7,285
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (a)(d)(f)	2,832	2,870
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(d)(f)	4,630	4,672
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(d)(f)	15,568	15,755
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(d)(f)	15,393	15,577
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(f)	7,605	7,693
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (a)(d)(f)	5,393	5,422
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(c)(d)	898	899
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (a)(c)(d)	3,003	3,017
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(d)	5,556	5,581
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(d)	5,878	5,912
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(d)(f)	10,812	10,911
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(d)(f)	6,732	6,777
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(f)	9,322	9,368
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(d)(f)	10,687	10,676
		1,243,181
Total mortgage-backed obligations		8,531,199
U.S. Treasury bonds & notes 27.99% U.S. Treasury 26.66%
U.S. Treasury 4.25% 12/31/2025	4,889	4,891
U.S. Treasury 4.25% 1/31/2026	205,000	205,120
U.S. Treasury 4.00% 2/15/2026	16,558	16,566
U.S. Treasury 4.625% 2/28/2026	8,316	8,332
U.S. Treasury 4.50% 3/31/2026	200,000	200,453
U.S. Treasury 0.75% 4/30/2026	10,175	10,049
U.S. Treasury 4.875% 4/30/2026	67,000	67,312
U.S. Treasury 4.375% 7/31/2026	787,750	791,073
U.S. Treasury 3.50% 9/30/2026	131,000	130,824
U.S. Treasury 1.125% 10/31/2026	17,700	17,300
U.S. Treasury 2.00% 11/15/2026	10,000	9,846
U.S. Treasury 4.625% 11/15/2026	36,728	37,066
U.S. Treasury 4.375% 12/15/2026	52,307	52,712
U.S. Treasury 1.50% 1/31/2027	19,500	19,036
U.S. Treasury 4.125% 1/31/2027	50,000	50,297
U.S. Treasury 2.375% 5/15/2027	11,300	11,114
U.S. Treasury 2.625% 5/31/2027	140,000	138,138
U.S. Treasury 3.875% 5/31/2027	15,000	15,071
U.S. Treasury 3.75% 6/30/2027	278,000	278,890
U.S. Treasury 4.375% 7/15/2027	4,881	4,945
U.S. Treasury 2.75% 7/31/2027	52,000	51,345
Intermediate Bond Fund of America — Page 28 of 64

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.75% 8/15/2027	USD211,000	$211,779
U.S. Treasury 3.625% 8/31/2027	33,453	33,511
U.S. Treasury 3.375% 9/15/2027	105,000	104,742
U.S. Treasury 4.125% 9/30/2027	60,000	60,648
U.S. Treasury 3.50% 10/31/2027	574,370	574,292
U.S. Treasury 4.125% 10/31/2027	30,000	30,342
U.S. Treasury 2.25% 11/15/2027	56,000	54,681
U.S. Treasury 3.375% 11/30/2027	3,390	3,382
U.S. Treasury 3.875% 11/30/2027	40,000	40,288
U.S. Treasury 4.25% 1/15/2028	4,600	4,670
U.S. Treasury 4.25% 2/15/2028	9,000	9,144
U.S. Treasury 4.00% 2/29/2028	38,000	38,416
U.S. Treasury 3.625% 3/31/2028	10,965	11,000
U.S. Treasury 1.25% 5/31/2028	4,300	4,072
U.S. Treasury 3.625% 5/31/2028	7,000	7,024
U.S. Treasury 3.875% 6/15/2028	18,303	18,476
U.S. Treasury 1.25% 6/30/2028	16,000	15,124
U.S. Treasury 1.00% 7/31/2028	— (b)	— (b)
U.S. Treasury 4.125% 7/31/2028	200,000	203,219
U.S. Treasury 2.875% 8/15/2028	10,000	9,845
U.S. Treasury 1.125% 8/31/2028	36,733	34,476
U.S. Treasury 3.375% 9/15/2028	17,328	17,276
U.S. Treasury 3.50% 10/15/2028	3,990	3,990
U.S. Treasury 1.375% 10/31/2028	48,250	45,434
U.S. Treasury 3.50% 11/15/2028	213,279	213,321
U.S. Treasury 4.375% 11/30/2028	13,194	13,520
U.S. Treasury 4.00% 1/31/2029	160	162
U.S. Treasury 2.625% 2/15/2029	50,000	48,670
U.S. Treasury 4.25% 2/28/2029 (g)	994,000	1,016,286
U.S. Treasury 4.50% 5/31/2029	223,100	230,211
U.S. Treasury 4.25% 6/30/2029	19,120	19,579
U.S. Treasury 4.125% 10/31/2029	18,000	18,375
U.S. Treasury 4.125% 11/30/2029	75,000	76,582
U.S. Treasury 3.875% 12/31/2029	24,000	24,283
U.S. Treasury 4.375% 12/31/2029	104,000	107,201
U.S. Treasury 3.50% 1/31/2030	26,000	25,938
U.S. Treasury 4.25% 1/31/2030	2,350	2,412
U.S. Treasury 4.00% 2/28/2030	3,350	3,407
U.S. Treasury 3.625% 3/31/2030	11,700	11,725
U.S. Treasury 3.75% 5/31/2030	65,000	65,457
U.S. Treasury 4.00% 5/31/2030	244,000	248,270
U.S. Treasury 3.875% 6/30/2030	14,103	14,275
U.S. Treasury 4.00% 7/31/2030	12,963	13,189
U.S. Treasury 4.625% 9/30/2030	153,949	160,865
U.S. Treasury 3.625% 10/31/2030	678,464	679,206
U.S. Treasury 4.875% 10/31/2030	58,803	62,138
U.S. Treasury 3.50% 11/30/2030	4,300	4,281
U.S. Treasury 4.375% 11/30/2030	6,661	6,890
U.S. Treasury 4.00% 1/31/2031	64	65
U.S. Treasury 4.25% 2/28/2031	2,355	2,424
U.S. Treasury 4.625% 4/30/2031	29,000	30,390
U.S. Treasury 4.25% 6/30/2031	60,000	61,772
U.S. Treasury 1.25% 8/15/2031	3,000	2,628
U.S. Treasury 4.125% 10/31/2031	17,280	17,671
Intermediate Bond Fund of America — Page 29 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 11/30/2031	USD48,900	$50,008
U.S. Treasury 4.375% 1/31/2032	15,000	15,537
U.S. Treasury 1.875% 2/15/2032	10,000	8,979
U.S. Treasury 4.125% 2/29/2032	40,000	40,881
U.S. Treasury 4.00% 4/30/2032	50,000	50,742
U.S. Treasury 4.00% 6/30/2032	77,000	78,098
U.S. Treasury 3.75% 10/31/2032	35,288	35,216
U.S. Treasury 4.125% 11/15/2032	687	701
U.S. Treasury 3.75% 11/30/2032	8,532	8,510
U.S. Treasury 3.50% 2/15/2033	3,200	3,138
U.S. Treasury 4.375% 5/15/2034	179	185
U.S. Treasury 4.00% 11/15/2035	30,592	30,544
U.S. Treasury 4.625% 5/15/2044	997	1,000
U.S. Treasury 1.875% 2/15/2051	578	334
U.S. Treasury 2.375% 5/15/2051	662	431
U.S. Treasury 4.625% 2/15/2055	80,000	79,356
U.S. Treasury 4.75% 8/15/2055	90,411	91,555
		7,332,619
U.S. Treasury inflation-protected securities 1.33%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (h)	30,735	30,205
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (h)	40,441	40,855
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (h)	54,138	54,083
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (h)	25,506	25,807
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (h)	20,862	16,571
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (h)	202,850	197,986
		365,507
Total U.S. Treasury bonds & notes		7,698,126
Asset-backed obligations 16.59% Auto loan 7.25%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(d)	246	246
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	1,219	1,220
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (a)(d)	7,059	7,076
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (a)(d)	3,274	3,279
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (a)(d)	1,368	1,369
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (a)(d)	47,002	47,051
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (a)(d)	1,390	1,397
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (a)(d)	2,000	2,038
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (a)(d)	12,601	12,629
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(d)	11,143	11,197
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(d)	2,489	2,522
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (a)(d)	17,597	17,662
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (a)(d)	3,517	3,540
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(d)	1,025	1,030
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (a)(d)	1,000	1,007
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (a)(d)	3,242	3,260
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (a)	7,946	8,012
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (a)(d)	2,893	2,890
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(d)	932	932
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(d)	897	899
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (a)(d)	502	502
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(d)	8,360	8,331
Intermediate Bond Fund of America — Page 30 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(d)	USD346	$345
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(d)	6,402	6,430
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(d)	37,394	38,074
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (a)(d)	16,901	17,273
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (a)(d)	13,000	13,387
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(d)	1,254	1,276
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(d)	18,450	19,272
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(d)	5,340	5,610
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(d)	5,598	5,789
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (a)(d)	5,839	6,021
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	1,351	1,352
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (a)	3,393	3,399
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (a)	7,594	7,604
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (a)	5,006	5,015
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (a)	23,873	23,892
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (a)	6,992	7,013
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (a)	6,406	6,418
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (a)	2,988	2,993
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (a)	5,217	5,227
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (a)	4,696	4,730
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A3, 4.24% 10/15/2029 (a)	13,000	13,011
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (a)	2,892	2,931
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (a)	2,471	2,480
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (a)	2,998	3,010
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (a)	681	682
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (a)	2,933	2,954
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029 (a)	8,980	9,133
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (a)	8,001	8,095
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030 (a)	2,473	2,524
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (a)	1,376	1,379
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (a)	1,993	2,042
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (a)	3,022	3,125
CarMax Select Receivables Trust, Series 2025-B, Class C, 4.83% 6/16/2031 (a)	4,974	5,005
CarMax Select Receivables Trust, Series 2025-B, Class D, 5.33% 7/15/2031 (a)	7,999	8,094
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(d)	1,102	1,109
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	50	48
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (a)	3,615	3,551
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (a)	636	641
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (a)(d)	1,900	1,908
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (a)(d)	1,942	1,959
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (a)(d)	1,134	1,135
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (a)(d)	727	728
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (a)(d)	864	865
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (a)(d)	5,105	5,152
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (a)(d)	8,752	8,871
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (a)(d)	6,236	6,296
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (a)(d)	8,384	8,484
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(d)	3,470	3,491
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(d)	1,583	1,604
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(d)	3,047	3,070
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(d)	6,122	6,241
Consumer Portfolio Services Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(d)	7,949	7,969
Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(d)	8,357	8,395
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(d)	881	883
Intermediate Bond Fund of America — Page 31 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	USD1,516	$1,518
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(d)	4,845	4,870
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (a)(d)	2,340	2,343
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(d)	2,145	2,147
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(d)	1,492	1,503
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(d)	238	242
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (a)(d)	25,055	25,071
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(d)	2,196	2,199
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.48% 3/15/2033 (a)(d)	282	283
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(d)	16,462	16,495
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (a)(d)	3,026	3,054
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(d)	97	98
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	1,524	1,525
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (a)	359	359
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	16,952	16,977
Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.29% 10/16/2028 (a)	2,720	2,722
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (a)	9,283	9,324
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (a)	4,455	4,468
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (a)	7,615	7,717
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (a)	4,359	4,384
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (a)	1,640	1,642
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (a)	6,097	6,098
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (a)	10,253	10,304
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (a)	3,614	3,644
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (a)	647	655
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (a)	2,003	2,032
Drive Auto Receivables Trust, Series 2025-2, Class D, 4.90% 12/15/2032 (a)	4,667	4,647
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(d)	3,595	3,604
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (a)(d)	1,423	1,429
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(d)	2,896	2,911
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(d)	5,117	5,134
Enterprise Fleet Financing, LLC, Series 2025-4, Class A2, 4.05% 8/20/2028 (a)(d)	30,000	30,052
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(d)	282	282
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (a)(d)	1,723	1,730
Enterprise Fleet Financing, LLC, Series 2025-4, Class A3, 4.11% 12/20/2029 (a)(d)	30,000	30,182
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(d)	2,281	2,323
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (a)	1,483	1,483
Exeter Automobile Receivables Trust, Series 2024-3A, Class A3, 5.65% 12/15/2027 (a)	612	613
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (a)	15,420	15,435
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (a)	1,366	1,367
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	288	289
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (a)	2,938	2,944
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (a)	5,289	5,302
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	416	426
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (a)	3,192	3,220
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	2,286	2,325
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (a)	5,304	5,349
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (a)	13,868	13,935
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (a)	8,269	8,284
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (a)	2,107	2,135
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (a)	7,450	7,586
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (a)	4,872	4,921
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (a)	5,363	5,448
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (a)	1,820	1,825
Intermediate Bond Fund of America — Page 32 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (a)	USD4,233	$4,305
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (a)	1,847	1,873
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (a)	2,237	2,286
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (a)	3,686	3,711
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (a)	3,692	3,715
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (a)	1,773	1,786
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (a)	5,669	5,685
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (a)	17,038	17,048
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (a)	3,027	3,054
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (a)	1,416	1,452
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (a)	841	843
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (a)	1,500	1,520
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (a)	1,500	1,519
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (a)(d)	2,500	2,504
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(d)	8,834	8,849
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (a)(d)	3,378	3,392
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (a)	3,149	3,155
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (a)	1,521	1,528
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (a)	7,417	7,469
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033 (a)(d)	6,591	6,523
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(d)	8,653	8,825
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	38,713	40,043
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(d)	5,000	5,019
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class A1, 5.29% 4/15/2029 (a)(d)	38,567	39,249
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(d)	29,040	29,227
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (a)	6,232	6,327
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (a)	52,023	52,271
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (a)	1,243	1,248
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (a)(d)	11,343	11,523
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)	381	381
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	2,049	2,049
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (a)(d)	5,110	5,116
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (a)(d)	1,826	1,828
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(d)	1,340	1,342
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	8,340	8,356
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (a)(d)	14,702	14,734
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (a)(d)	1,646	1,651
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (a)(d)	9,970	10,008
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (a)(d)	14,663	14,748
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (a)(d)	3,421	3,443
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (a)(d)	3,426	3,441
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(d)	585	591
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(d)	529	543
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (a)(d)	7,388	7,405
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (a)(d)	3,314	3,346
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(d)	12,409	12,559
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(d)	2,531	2,578
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (a)(d)	3,702	3,717
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(d)	5,595	5,620
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (a)(d)	11,078	11,158
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (a)(d)	3,664	3,691
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(d)	1,920	1,926
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (a)(d)	10,059	10,131
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (a)(d)	5,576	5,607
Intermediate Bond Fund of America — Page 33 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(d)	USD544	$547
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(d)	238	240
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (a)(d)	12,717	12,739
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(d)	520	532
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(d)	268	273
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(d)	679	695
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (a)	6,712	6,743
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	1,571	1,572
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(d)	3,487	3,619
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(d)	13,906	14,598
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(d)	19,512	19,877
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (a)	4,782	4,810
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (a)	3,743	3,798
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(d)	7,050	7,097
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(d)	1,216	1,221
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(d)	2,850	2,896
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (a)(d)	14,882	15,369
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (a)(d)	4,875	5,102
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(d)	37,314	36,493
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(d)	7,780	7,609
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(d)	4,842	4,736
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(d)	4,785	4,859
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(d)	9,390	9,602
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(d)	6,761	6,847
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(d)	1,083	1,097
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(d)	1,204	1,225
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (a)(d)	5,897	5,996
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(d)	1,583	1,603
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(d)	1,615	1,641
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(d)	12,994	13,012
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (a)(d)	643	646
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(d)	1,398	1,432
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (a)(d)	22,897	23,697
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (a)(d)	1,320	1,352
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(d)	297	305
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(d)	3,358	3,363
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (a)(d)	913	918
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	1,827	1,831
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (a)	2,084	2,099
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(d)	3,345	3,381
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(d)	16,399	16,540
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (a)(d)	11,949	12,031
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (a)(d)	5,692	5,706
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(d)	2,315	2,326
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (a)	4,925	4,966
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(d)	31,420	31,383
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(d)	1,140	1,142
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (a)(d)	1,768	1,769
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(d)	633	634
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(d)	656	659
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(d)	1,749	1,753
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(d)	480	480
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (a)(d)	5,041	5,060
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(d)	1,508	1,512
Intermediate Bond Fund of America — Page 34 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (a)(d)	USD2,848	$2,865
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(d)	5,073	5,105
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(d)	3,336	3,360
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(d)	3,507	3,557
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (a)(d)	1,891	1,899
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(d)	1,350	1,379
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(d)	3,124	3,174
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (a)(d)	3,385	3,416
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(d)	548	553
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(d)	197	199
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(d)	1,040	1,056
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(d)	283	288
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(d)	832	859
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(d)	259	267
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(d)	179	181
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (a)(d)	1,642	1,654
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (a)(d)	4,336	4,334
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (a)	7,634	7,712
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (a)	12,052	12,126
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (a)	7,429	7,555
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (a)(d)	3,372	3,375
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (a)(d)	2,631	2,639
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (a)(d)	7,331	7,360
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (a)(d)	3,950	3,963
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(d)	2,693	2,697
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(d)	1,712	1,724
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(d)	7,905	7,943
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(d)	6,162	6,165
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(d)	9,524	9,546
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(d)	5,878	5,895
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (a)(d)	1,000	1,002
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	824	825
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (a)	414	414
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	626	627
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	2,354	2,358
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (a)	1,825	1,833
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	1,757	1,758
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (a)	6,957	6,969
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (a)	4,990	5,000
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (a)	12,713	12,763
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (a)	5,950	5,979
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (a)	2,110	2,111
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (a)	8,638	8,660
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (a)	7,179	7,210
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (a)	12,138	12,295
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (a)	3,675	3,721
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (a)	1,325	1,341
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (a)	30,749	30,817
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (a)	11,495	11,569
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	1,162	1,186
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (a)	2,993	3,003
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (a)	1,479	1,487
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(d)	2,638	2,646
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (a)(d)	3,299	3,317
Intermediate Bond Fund of America — Page 35 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(d)	USD3,564	$3,572
SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.59% 1/15/2030 (a)(d)	1,247	1,271
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(d)	535	540
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(d)	1,118	1,119
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(d)	4,852	4,884
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(d)	4,131	4,202
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (a)(d)	8,827	8,877
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031 (a)(d)	4,269	4,317
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (a)(d)	17,958	18,005
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (a)(d)	4,919	4,952
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (a)	2,263	2,267
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (a)	5,102	5,133
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (a)	9,093	9,145
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (a)	5,269	5,352
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (a)(d)(i)	15,823	11,099
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(d)	31,685	31,729
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(d)	2,132	2,134
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(d)	4,783	4,791
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(d)	1,843	1,854
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(d)	329	331
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(d)	6,119	6,167
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (a)(d)	1,631	1,645
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (a)(d)	1,814	1,816
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(d)	139	139
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(d)	8,245	8,287
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (a)(d)	6,400	6,412
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (a)(d)	9,200	9,231
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(d)	1,132	1,138
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(d)	4,761	4,775
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(d)	1,002	1,014
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(d)	5,770	5,827
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(d)	1,287	1,318
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (a)(d)	10,908	10,931
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(d)	7,427	7,564
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (a)(d)	1,754	1,773
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(d)	1,139	1,158
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(d)	2,146	2,151
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (a)(d)	36,909	37,001
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (a)(d)	4,006	4,016
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(d)	12,763	12,872
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(d)	5,474	5,520
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)	2,384	2,387
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (a)	3,935	3,956
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (a)	2,892	2,894
		1,993,583
Other asset-backed securities 6.47%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (a)(d)	782	790
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(d)	661	668
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(d)	373	378
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (a)(d)	1,803	1,809
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(d)	1,832	1,839
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(d)	2,168	2,177
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(d)	12,804	12,837
Intermediate Bond Fund of America — Page 36 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (a)(d)	USD14,307	$14,353
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (a)(d)	3,903	3,917
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(d)	2,708	2,718
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (a)(d)	2,561	2,569
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (a)(d)	2,496	2,511
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(d)	19,453	19,510
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (a)(d)	992	994
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (a)(d)	3,994	4,007
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(d)	20,400	20,452
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(d)	12,922	12,955
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(d)	1,554	1,555
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (a)(d)	13,411	13,437
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(d)	25,989	26,164
Ansley Park Capital, LLC, Series 2025-A, Class B, 4.60% 4/20/2035 (a)(d)	2,120	2,138
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (a)(d)	353	356
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(d)	12,684	12,731
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(d)	26,464	26,635
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(d)	9,320	9,412
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(d)	6,495	6,638
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (a)(d)	1,714	1,719
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (a)(d)	3,875	3,937
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (a)(d)	1,197	1,228
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (a)(d)	1,444	1,457
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(d)	4,452	4,511
AXIS Equipment Finance Receivables, LLC, Series 2024-2A, Class B, 5.20% 7/21/2031 (a)(d)	4,484	4,589
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(d)	822	815
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(d)	814	763
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(d)	1,518	1,524
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(d)	3,345	3,386
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(d)	1,299	1,313
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(d)	139	134
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(d)	15,795	16,085
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	10,605	10,055
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(d)	250	248
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(d)	12,579	12,821
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(d)	32,530	32,769
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (a)(d)	3,000	3,033
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032 (a)(d)	730	737
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (a)(d)	3,850	3,908
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (a)(d)	17,762	17,792
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (a)(d)	3,942	3,964
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	48,724	41,876
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	6,879	5,811
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	42,931	35,272
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(d)	43,227	42,654
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(d)	11,290	10,988
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(d)	959	962
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(d)	2,313	2,323
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (a)(d)	877	886
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(d)	2,310	2,182
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(d)	5,396	5,092
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(d)	1,396	1,320
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (a)(d)	2,567	2,391
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (a)(d)	2,977	2,777
Intermediate Bond Fund of America — Page 37 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (a)	USD2,191	$2,195
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (a)	9,158	9,299
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(d)	5,197	5,253
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(d)	17,826	17,897
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(d)	7,216	7,304
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(d)	2,695	2,724
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (a)	2,790	2,814
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (a)(d)	11,772	11,857
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (a)(d)	4,877	4,914
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (a)(d)	1,025	1,035
Dell Equipment Finance Trust, Series 2025-2, Class C, 4.53% 3/24/2031 (a)(d)	387	389
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (a)(d)	548	551
Dext ABS, Series 2025-1, Class A3, 4.77% 8/15/2035 (a)(d)	14,595	14,766
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (a)(d)	1,728	1,736
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (a)(d)	1,963	2,006
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (a)(d)	3,773	3,820
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (a)(d)	4,000	4,081
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(d)	1,549	1,455
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(d)	10,639	10,688
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(d)	3,632	3,619
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(d)	6,127	5,868
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(d)	840	804
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(d)	6,975	6,539
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(d)	24,290	24,418
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(d)	10,647	10,694
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(d)	2,968	2,912
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(d)	7,571	7,239
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(d)	9,245	8,863
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(d)	22,891	21,388
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(d)	10,091	9,488
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (a)(d)	6,316	6,337
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (a)(d)	5,285	5,361
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (a)(d)	36,600	37,026
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (a)(d)	1,500	1,524
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A4, 4.58% 1/15/2032 (a)(d)	3,945	4,020
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (a)(d)	2,109	2,121
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(d)	3,224	3,280
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (a)(d)	453	458
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031 (a)(d)	85	85
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (a)(d)	1,982	1,997
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (a)(d)	6,513	6,521
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (a)(d)	1,607	1,608
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (a)(d)	1,224	1,226
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (a)	9,567	9,648
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (a)	15,243	15,474
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (a)(d)	12,721	12,890
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(d)	10,173	10,242
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(d)	8,816	8,870
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (a)(d)	22,500	22,533
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(d)	2,370	2,390
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(d)	9,248	8,834
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	159,685	135,791
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(d)	8,516	8,570
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(d)	15,850	15,903
Intermediate Bond Fund of America — Page 38 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(d)	USD17,775	$17,839
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(d)	6,354	6,402
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(d)	20,179	20,386
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(d)	1,106	1,120
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(d)	4,743	4,767
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(d)	370	371
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(d)	4,220	4,246
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(d)	515	518
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(d)	5,693	5,730
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(d)	3,232	3,249
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(d)	4,105	4,024
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (a)(d)	438	430
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (a)(d)	36,255	36,281
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (a)(d)	6,789	6,798
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (a)(d)	33,321	33,490
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (a)(d)	3,001	3,012
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (a)(d)	1,766	1,778
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (a)(d)	2,168	2,176
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(d)	3,575	3,583
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(d)	8,086	8,150
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(d)	7,296	7,343
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (a)(d)	2,857	2,932
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(d)	2,728	2,806
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(d)	301	303
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (a)(d)	3,250	3,272
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (a)(d)	5,100	5,206
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(d)	17,000	17,082
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(d)	5,722	5,750
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (a)(d)	12,866	13,017
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (a)	7,056	7,214
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (a)	3,145	3,075
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(d)	4,777	4,744
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.659% 9/15/2039 (a)(c)(d)	1,218	1,230
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(d)	4,216	4,325
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(d)	5,617	5,660
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(d)	3,605	3,632
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (a)(d)	725	737
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (a)(d)	6,575	6,687
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(d)	3,823	3,881
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(d)	1,778	1,787
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(d)	865	870
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(d)	12,158	12,378
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (a)(d)	3,390	3,488
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (a)(d)	1,625	1,678
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(d)	303	304
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(d)	10,356	10,592
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (a)(d)	4,552	4,703
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (a)(d)	1,242	1,283
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(d)	100	100
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(d)	276	277
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(d)	5,463	5,568
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(d)	5,214	4,973
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(d)	4,245	4,154
Intermediate Bond Fund of America — Page 39 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(d)	USD3,615	$3,550
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(d)	1,364	1,329
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(d)	463	450
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(d)	21,059	21,021
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(d)	975	972
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (a)(d)	2,142	2,169
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (a)(d)	1,485	1,520
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (a)(d)	965	1,002
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(d)	10,004	9,766
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	20,672	20,866
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (a)	5,977	6,066
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (a)	12,285	12,493
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (a)	11,616	11,835
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (a)	17,525	17,777
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/17/2031 (a)	24,999	25,076
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(d)	3,556	3,399
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(d)	3,225	3,063
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(d)	2,623	2,508
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(d)	4,674	4,386
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(d)	19,519	18,500
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(d)	254	233
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (a)(d)	14,656	14,750
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (a)(d)	7,341	7,021
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (a)(d)	6,605	6,343
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(d)	23,331	22,022
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(d)	2,947	2,831
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(d)	7,461	6,946
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (a)(d)	9,334	9,005
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(d)	4,955	4,978
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(d)	9,142	9,195
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (a)(d)	4,010	4,027
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (a)(d)	8,054	8,079
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(d)	3,053	3,113
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(d)	15,582	15,902
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,486	7,490
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (a)(f)	14,481	14,489
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (a)(f)	6,073	6,122
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (a)	20,000	20,393
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (a)	9,686	9,745
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (a)(f)	36,546	36,693
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(d)	13,818	14,083
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (a)	24,806	24,905
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (a)(d)	5,212	5,350
Verizon Master Trust, Series 2024-5, Class A, 5.00% 6/21/2032 (a)(d)	4,587	4,738
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (a)(d)	5,649	5,807
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (a)(d)(f)	7,180	7,202
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(d)	3,538	3,552
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(d)	4,651	4,677
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(d)	718	727
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(d)	2,542	2,545
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(d)	536	541
		1,780,850
Intermediate Bond Fund of America — Page 40 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations 1.34%	Principal amount (000)	Value (000)
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.186% 10/20/2031 (a)(c)(d)	USD131	$131
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (a)(c)(d)	3,685	3,686
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2034 (a)(c)(d)	526	527
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.984% 1/20/2033 (a)(c)(d)	8,356	8,364
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.708% 7/25/2034 (a)(c)(d)	4,000	4,005
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.925% 10/24/2036 (a)(c)(d)	28,611	28,618
ARES CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.428% 10/24/2036 (a)(c)(d)	1,577	1,578
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.635% 10/24/2036 (a)(c)(d)	4,005	4,008
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.285% 10/24/2036 (a)(c)(d)	1,904	1,906
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.784% 1/20/2034 (a)(c)(d)	3,234	3,237
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.08%) 5.964% 10/20/2034 (a)(c)(d)	2,998	2,981
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 4.50%) 4.914% 4/20/2034 (a)(c)(d)	12,000	12,005
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.782% 5/17/2031 (a)(c)(d)	4,255	4,259
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.384% 3/13/2037 (a)(c)(d)	2,400	2,409
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (a)(c)(d)	21,390	21,408
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (a)(c)(d)	16,938	16,939
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.996% 4/19/2034 (a)(c)(d)	2,491	2,494
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (a)(c)(d)	18,000	18,015
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.516% 4/15/2034 (a)(c)(d)	923	925
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 6.655% 10/15/2034 (a)(c)(d)	4,000	4,018
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.305% 3/22/2035 (a)(c)(d)	2,000	2,007
Cerberus Onshore CLO, LLC, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.315% 1/15/2038 (a)(c)(d)	5,000	5,001
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.266% 1/15/2031 (a)(c)(d)	718	719
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (a)(c)(d)	17,997	18,025
Fortress Credit BSL, Ltd., Series 2020-1A, Class A1AR (3-month USD CME Term SOFR + 1.10%) 5.028% 10/20/2033 (a)(c)(d)	14,306	14,314
Fortress Credit BSL, Ltd., Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.328% 10/20/2033 (a)(c)(d)	2,490	2,491
Fortress Credit BSL, Ltd., Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.628% 10/20/2033 (a)(c)(d)	6,897	6,903
Intermediate Bond Fund of America — Page 41 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.934% 10/20/2032 (a)(c)(d)	USD2,403	$2,402
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.284% 10/18/2033 (a)(c)(d)	3,938	3,939
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.484% 10/18/2033 (a)(c)(d)	3,000	3,005
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.43% 4/23/2036 (a)(c)(d)	1,600	1,603
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.71% 4/23/2036 (a)(c)(d)	408	409
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.377% 1/20/2037 (a)(c)(d)	2,005	2,006
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.577% 1/20/2037 (a)(c)(d)	2,073	2,075
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.427% 1/20/2037 (a)(c)(d)	2,961	2,964
ICG US CLO, Ltd., Series 2016-1A, Class BR3, (3-month USD CME Term SOFR + 1.95%) 5.793% 4/29/2034 (a)(c)(d)	5,338	5,359
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.873% 7/14/2031 (a)(c)(d)	500	502
KKR Financial CLO, Ltd., Series 2021, Class A, (3-month USD CME Term SOFR + 1.262%) 5.166% 4/15/2031 (a)(c)(d)	344	344
LCM, LP, CLO, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.235% 7/16/2031 (a)(c)(d)	69	69
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (a)(c)(d)	4,618	4,620
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (a)(c)(d)	11,627	11,632
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (a)(c)(d)	1,894	1,896
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.984% 7/20/2034 (a)(c)(d)	3,000	2,969
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.189% 4/10/2033 (a)(c)(d)	1,513	1,514
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.115% 4/16/2031 (a)(c)(j)	101	101
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.865% 7/24/2031 (a)(c)(d)	2,583	2,584
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.165% 7/24/2031 (a)(c)(d)	7,111	7,087
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.265% 7/24/2031 (a)(c)(d)	1,429	1,424
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (a)(c)(d)	3,729	3,731
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.274% 7/20/2036 (a)(c)(d)	14,000	14,037
Parallel, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.934% 7/20/2036 (a)(c)(d)	1,636	1,638
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.482% 4/17/2036 (a)(c)(d)	3,000	3,008
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.336% 10/20/2030 (a)(c)(d)	159	159
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.255% 7/15/2037 (a)(c)(d)	5,000	5,002
Intermediate Bond Fund of America — Page 42 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.296% 4/18/2031 (a)(c)(d)	USD124	$124
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.396% 4/18/2031 (a)(c)(d)	800	802
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.416% 7/15/2034 (a)(c)(d)	1,600	1,602
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (a)(c)(d)	8,955	8,946
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.905% 4/15/2032 (a)(c)(d)	2,000	2,004
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (a)(c)(d)	10,675	10,653
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.384% 1/20/2037 (a)(c)(d)	1,500	1,505
Symphony CLO, Ltd., Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 5.223% 1/17/2032 (a)(c)(d)	182	182
TCW CLO, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.762%) 6.613% 8/16/2034 (a)(c)(d)	1,000	1,004
TCW CLO, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 7.783% 8/16/2034 (a)(c)(d)	1,500	1,502
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (a)(c)(d)	12,917	12,923
Thompson Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.90%) 5.805% 4/15/2034 (a)(c)(d)	2,000	2,003
Thompson Park CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.70%) 6.605% 4/15/2034 (a)(c)(d)	2,000	2,003
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (a)(c)(d)	810	811
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (a)(c)(d)	11,993	12,008
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (a)(c)(d)	818	819
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(c)(d)	1,318	1,319
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 10/20/2034 (a)(c)(d)	4,229	4,236
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.074% 1/20/2037 (a)(c)(d)	13,000	13,002
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 5.266% 7/20/2032 (a)(c)(d)	733	733
Vibrant CLO, Ltd., Series 2021-12A, Class A2RR, (3-month USD CME Term SOFR + 1.65%) 5.534% 4/20/2034 (a)(c)(d)	5,000	5,002
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.484% 4/20/2037 (a)(c)(d)	2,893	2,878
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 5.704% 4/20/2037 (a)(c)(d)	543	543
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 5.684% 10/20/2030 (a)(c)(d)	2,886	2,889
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 6.419% 10/22/2031 (a)(c)(d)	250	250
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 7/20/2034 (a)(c)(d)	3,077	3,082
		369,877
Intermediate Bond Fund of America — Page 43 of 64

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card 0.94%	Principal amount (000)	Value (000)
American Express Credit Account Master Trust, Series 2024-1, Class A, 5.23% 4/15/2029 (a)	USD2,000	$2,039
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030 (a)	3,000	3,077
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(d)	33,686	33,755
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028 (a)	7,806	7,889
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (a)	14,833	15,074
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (a)	38,182	38,320
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(d)	5,463	5,486
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(d)	2,926	2,934
Chase Issuance Trust, Series 2023-A1, Class A, 5.16% 9/15/2028 (a)	5,000	5,050
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/15/2029 (a)	14,965	15,098
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027 (a)	10,715	10,718
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(d)	1,691	1,712
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(d)	292	295
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/15/2029 (a)	7,104	7,131
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/15/2029 (a)	8,022	8,129
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (a)	6,751	6,891
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(d)	20,026	20,081
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(d)	1,288	1,292
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(d)	998	1,001
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(d)	1,202	1,205
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(d)	10,115	10,188
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(d)	1,103	1,109
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(d)	7,738	7,778
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(d)	753	756
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(d)	607	609
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(d)	11,884	11,984
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(d)	394	396
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(d)	805	809
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (a)	6,414	6,441
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (a)	8,630	8,804
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (a)	21,381	21,605
		257,656
Student loan 0.49%
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (a)	13,375	13,663
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(d)	6,856	6,923
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	2,042	1,877
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	9,144	8,394
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(d)	14,250	14,515
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(d)	13,804	12,950
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	15,218	14,378
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(d)	40,774	38,573
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.814% 4/20/2062 (a)(c)(d)	10,464	10,444
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.692% 11/15/2052 (a)(c)(d)	1,803	1,817
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(d)	4,444	4,074
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(d)	6,709	6,837
		134,445
Student loans 0.09%
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (a)(d)	1,165	1,068
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(d)	3,680	3,312
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070 (a)(d)	5,829	5,211
Intermediate Bond Fund of America — Page 44 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Student loans (continued)	Principal amount (000)	Value (000)
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(d)	USD15,984	$14,558
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.319% 7/25/2051 (a)(c)(d)	984	983
		25,132
Home equity 0.01%
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (a)	138	122
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037 (a)	1,417	1,254
		1,376
Total asset-backed obligations		4,562,919
Corporate bonds, notes & loans 15.87% Financials 4.56%
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (d)(f)	1,200	1,277
Allstate Corp. (The) 0.75% 12/15/2025	6,899	6,889
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027) (f)	5,555	5,627
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (f)	5,000	5,172
American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034) (f)	7,500	8,044
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	3,000	3,186
American International Group, Inc. 4.85% 5/7/2030	13,000	13,323
Aon Corp. 2.85% 5/28/2027	10,000	9,827
Aon North America, Inc. 5.15% 3/1/2029	15,865	16,344
Aon North America, Inc. 5.45% 3/1/2034	2,200	2,302
Arthur J. Gallagher & Co. 4.60% 12/15/2027	11,050	11,163
Arthur J. Gallagher & Co. 4.85% 12/15/2029	10,800	11,044
Arthur J. Gallagher & Co. 5.00% 2/15/2032	12,365	12,672
Athene Global Funding 5.543% 8/22/2035 (d)	4,761	4,795
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (f)	4,000	3,988
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (f)	2,877	2,842
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	2,235	2,338
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	6,224	5,943
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	12,230	12,689
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	14,829	13,304
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	25,781	23,133
Bank of Montreal 4.062% 9/22/2028 (USD-SOFR Index + 0.75% on 9/22/2027) (f)	1,762	1,763
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR Index + 0.75% on 9/22/2030) (f)	2,984	2,990
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (f)	7,600	7,833
Blackstone Reg Finance Co., LLC 4.30% 11/3/2030	1,850	1,852
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	420	419
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(f)	5,325	5,026
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (d)(f)	5,000	5,153
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (d)(f)	5,000	5,010
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (d)(f)	3,000	3,194
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(f)	29,147	30,549
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(f)	14,949	15,420
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(f)	2,000	2,160
Brown & Brown, Inc. 4.70% 6/23/2028	3,000	3,031
Brown & Brown, Inc. 4.90% 6/23/2030	3,500	3,549
Brown & Brown, Inc. 5.25% 6/23/2032	2,150	2,203
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(f)	2,000	2,083
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (d)(f)	2,250	2,274
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(f)	9,619	10,021
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (d)(f)	11,698	11,910
Intermediate Bond Fund of America — Page 45 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (d)(f)	USD2,185	$2,458
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (d)(f)	4,232	4,538
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(f)	877	910
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (f)	2,500	2,541
Chubb INA Holdings, LLC 5.00% 3/15/2034	7,121	7,326
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,500	3,543
Citibank, NA 4.914% 5/29/2030	8,775	9,053
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (f)	11,223	11,384
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	2,350	2,418
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	10,907	11,009
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (f)	1,107	1,038
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (f)	8,500	7,888
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (f)	9,890	9,963
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	7,607	6,831
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	6,149	6,348
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (f)	6,768	6,909
Corebridge Financial, Inc. 3.65% 4/5/2027	27,016	26,813
Corebridge Global Funding 4.25% 8/21/2028 (d)	12,500	12,536
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	13,473	13,220
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	4,100	4,299
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (f)	1,700	1,748
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	1,200	1,230
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (d)(f)	6,750	6,665
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	1,798	1,830
Fiserv, Inc. 3.20% 7/1/2026	13,500	13,417
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	10,000	9,925
Goldman Sachs Group, Inc. 4.153% 10/21/2029 (USD-SOFR + 0.90% on 10/21/2028) (f)	2,500	2,502
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	2,050	2,147
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	8,200	8,337
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	957	992
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (f)	23,968	24,001
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (f)	3,640	3,243
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (f)	2,000	2,149
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	3,034	3,180
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (f)	19,491	19,571
Guardian Life Global Funding 0.875% 12/10/2025 (d)	14,000	13,988
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (f)	13,875	14,000
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	7,259	7,685
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	1,136	1,079
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (f)	3,067	3,173
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (f)	15,750	16,191
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (f)	16,195	16,304
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (f)	267	245
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	1,669	1,734
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (f)	4,630	4,673
Intercontinental Exchange, Inc. 4.20% 3/15/2031	7,376	7,387
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,181	1,237
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(f)	2,500	2,963
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	5,371	5,427
JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027) (f)	5,000	4,985
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	7,555	7,625
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	4,843	4,995
Intermediate Bond Fund of America — Page 46 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	USD2,174	$2,276
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,178	10,476
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	10,000	10,166
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (f)	13,000	13,018
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	19,080	17,010
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,605	5,076
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034) (f)	325	340
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	6,500	6,907
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (f)	21,784	21,913
JPMorgan Chase & Co. 3.882% 7/24/2038 (3-month USD CME Term SOFR + 1.622% on 7/24/2037) (f)	2,039	1,858
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (f)	2,150	2,126
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	6,785	6,867
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	5,700	5,817
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	16,435	16,877
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	4,800	4,884
Mastercard, Inc. 4.875% 3/9/2028	6,351	6,507
Mastercard, Inc. 4.35% 1/15/2032	10,000	10,102
Mastercard, Inc. 4.95% 3/15/2032	1,350	1,408
Mastercard, Inc. 4.875% 5/9/2034	1,059	1,091
Mastercard, Inc. 4.55% 1/15/2035	789	794
Metropolitan Life Global Funding I 3.45% 12/18/2026 (d)	1,170	1,165
Metropolitan Life Global Funding I 1.875% 1/11/2027 (d)	12,000	11,733
Metropolitan Life Global Funding I 4.40% 6/30/2027 (d)	9,400	9,462
Metropolitan Life Global Funding I 4.15% 8/25/2028 (d)	5,000	5,020
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (f)	13,500	13,617
Morgan Stanley 3.125% 7/27/2026	770	766
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025) (f)	1,000	999
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	17,883	18,312
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (f)	7,000	7,001
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	3,000	3,045
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	2,159	2,235
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (f)	28,975	29,013
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	2,129	1,877
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (f)	455	401
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033) (f)	2,500	2,821
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	7,870	8,176
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (f)	26,879	26,977
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (f)	20,000	19,729
New York Life Global Funding 0.85% 1/15/2026 (d)	10,870	10,827
New York Life Global Funding 4.60% 12/5/2029 (d)	740	754
New York Life Global Funding 4.55% 1/28/2033 (d)	747	749
Northwestern Mutual Global Funding 0.80% 1/14/2026 (d)	15,314	15,253
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (f)	17,204	17,231
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (f)	892	924
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026) (f)	800	800
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027) (f)	8,825	8,946
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	19,943	20,680
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (f)	7,687	7,975
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	700	796
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	250	265
Intermediate Bond Fund of America — Page 47 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	USD1,000	$1,052
Pricoa Global Funding I 4.75% 8/26/2032 (d)	2,500	2,523
Royal Bank of Canada 4.875% 1/12/2026	6,665	6,672
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (f)	10,000	10,186
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (f)	17,250	17,838
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (f)	16,750	17,211
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (f)	2,500	2,542
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,455
Toronto-Dominion Bank (The) 4.861% 1/31/2028	10,095	10,274
Toronto-Dominion Bank (The) 4.808% 6/3/2030	5,000	5,116
Travelers Cos., Inc. 5.05% 7/24/2035	638	653
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (f)	8,000	8,018
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (f)	7,385	7,603
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	3,891	4,021
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (f)	15,000	14,930
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(f)	7,475	7,746
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (d)(f)	2,483	2,210
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	20,000	20,430
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	7,095	7,355
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (f)	10,050	10,644
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	15,520	16,078
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (f)	1,465	1,377
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	672	694
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	7,844	8,322
Zions BanCorp., NA 4.704% 8/18/2028 (USD-SOFR + 1.555% on 8/18/2027) (f)	8,000	7,994
		1,255,001
Consumer discretionary 1.91%
Amazon.com, Inc. 3.90% 11/20/2028	3,000	3,012
Amazon.com, Inc. 4.10% 11/20/2030	25,000	25,126
Amazon.com, Inc. 4.35% 3/20/2033	14,000	14,102
Amazon.com, Inc. 4.65% 11/20/2035	18,182	18,351
American Honda Finance Corp. 1.30% 9/9/2026	7,500	7,353
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (d)	5,691	5,748
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (d)	11,271	11,630
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,405	1,411
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,081
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	197
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	199
Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,000	12,169
Ford Motor Credit Co., LLC 4.95% 5/28/2027	5,980	5,995
Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,275	2,253
Ford Motor Credit Co., LLC 3.815% 11/2/2027	765	751
Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,880
Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	624
Ford Motor Credit Co., LLC 5.918% 3/20/2028	16,449	16,820
Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,428
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,602
Ford Motor Credit Co., LLC 5.80% 3/8/2029	15,000	15,295
Ford Motor Credit Co., LLC 5.875% 11/7/2029	15,500	15,862
Ford Motor Credit Co., LLC 5.73% 9/5/2030	15,977	16,266
Ford Motor Credit Co., LLC 4.00% 11/13/2030	450	424
Intermediate Bond Fund of America — Page 48 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.532% 3/19/2032	USD14,500	$15,190
Ford Motor Credit Co., LLC 7.122% 11/7/2033	631	680
Ford Motor Credit Co., LLC 6.125% 3/8/2034	22,316	22,712
Ford Motor Credit Co., LLC 5.869% 10/31/2035	30,624	30,451
General Motors Financial Co., Inc. 5.40% 4/6/2026	13,440	13,497
General Motors Financial Co., Inc. 4.20% 10/27/2028	19,313	19,327
General Motors Financial Co., Inc. 4.90% 10/6/2029	5,991	6,091
General Motors Financial Co., Inc. 5.35% 1/7/2030	8,725	9,008
Home Depot, Inc. 4.95% 6/25/2034	13,198	13,587
Hyatt Hotels Corp. 5.05% 3/30/2028	3,399	3,461
Hyatt Hotels Corp. 5.75% 3/30/2032	4,251	4,463
Hyundai Capital America 1.50% 6/15/2026 (d)	20,850	20,557
Hyundai Capital America 5.45% 6/24/2026 (d)	6,226	6,269
Hyundai Capital America 5.275% 6/24/2027 (d)	10,000	10,170
Hyundai Capital America 2.375% 10/15/2027 (d)	745	721
Hyundai Capital America 4.25% 9/18/2028 (d)	4,783	4,781
Hyundai Capital America 6.50% 1/16/2029 (d)	2,835	3,010
Hyundai Capital America 5.30% 6/24/2029 (d)	2,733	2,817
Hyundai Capital America 5.30% 1/8/2030 (d)	5,000	5,159
Hyundai Capital America 5.10% 6/24/2030 (d)	11,737	12,040
Hyundai Capital America 4.50% 9/18/2030 (d)	16,000	16,029
Hyundai Capital America 4.75% 9/26/2031 (d)	13,000	13,126
Marriott International, Inc. 4.20% 7/15/2027	12,000	12,036
Marriott International, Inc. 4.90% 4/15/2029	2,798	2,865
Marriott International, Inc. 4.50% 10/15/2031	9,000	9,050
McDonald’s Corp. 4.95% 3/3/2035	814	832
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026 (d)	5,445	5,408
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	7,576	7,661
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,802
Stellantis Finance US, Inc. 1.711% 1/29/2027 (d)	4,050	3,926
Stellantis Finance US, Inc. 5.625% 1/12/2028 (d)	5,000	5,098
Toyota Motor Credit Corp. 1.125% 6/18/2026	985	970
Toyota Motor Credit Corp. 1.90% 1/13/2027	1,710	1,675
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,555	3,406
Toyota Motor Credit Corp. 4.95% 1/9/2030	12,490	12,911
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (d)	9,573	9,653
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (d)	10,000	10,155
		524,173
Utilities 1.90%
Alabama Power Co. 3.75% 9/1/2027	5,000	5,000
American Electric Power Co., Inc. 4.30% 12/1/2028	1,435	1,445
American Transmission Systems, Inc. 2.65% 1/15/2032 (d)	5,125	4,643
Berkshire Hathaway Energy Co. 1.65% 5/15/2031	3,229	2,819
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,234
CMS Energy Corp. 3.00% 5/15/2026	10,285	10,231
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	4,959	4,427
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,125	2,160
Consumers Energy Co. 3.80% 11/15/2028	4,100	4,091
Consumers Energy Co. 4.50% 1/15/2031	10,433	10,581
Consumers Energy Co. 3.60% 8/15/2032	10,844	10,381
Consumers Energy Co. 4.625% 5/15/2033	2,166	2,190
Consumers Energy Co. 5.05% 5/15/2035	3,953	4,055
DTE Energy Co. 4.95% 7/1/2027	6,525	6,606
Intermediate Bond Fund of America — Page 49 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Florida, LLC 1.75% 6/15/2030	USD16,616	$15,005
Duke Energy Florida, LLC 4.20% 12/1/2030	10,900	10,925
Duke Energy Florida, LLC 4.85% 12/1/2035	3,115	3,133
Edison International 5.25% 11/15/2028	5,950	6,038
Edison International 5.45% 6/15/2029	514	523
Edison International 6.95% 11/15/2029	5,038	5,368
Edison International 6.25% 3/15/2030	14,259	14,912
Enel Finance International NV 2.125% 7/12/2028 (d)	2,550	2,422
Enel Finance International NV 4.125% 9/30/2028 (d)	16,625	16,644
Enel Finance International NV 4.375% 9/30/2030 (d)	6,500	6,493
Entergy Corp. 1.90% 6/15/2028	10,000	9,491
Entergy Louisiana, LLC 3.12% 9/1/2027	1,110	1,095
Eversource Energy 1.40% 8/15/2026	17,138	16,806
Eversource Energy 5.95% 2/1/2029	5,000	5,234
Eversource Energy 4.45% 12/15/2030	21,839	21,789
Eversource Energy 3.375% 3/1/2032	3,778	3,504
FirstEnergy Corp. 1.60% 1/15/2026	33,567	33,429
FirstEnergy Corp. 2.25% 9/1/2030	3,975	3,609
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	100	97
Florida Power & Light Co. 4.40% 5/15/2028	12,505	12,675
Florida Power & Light Co. 4.80% 5/15/2033	7,786	7,985
Florida Power & Light Co. 5.30% 6/15/2034	3,310	3,484
Georgia Power Co. 4.00% 10/1/2028	10,000	10,025
Jersey Central Power & Light Co. 5.10% 1/15/2035	375	381
MidAmerican Energy Co. 6.75% 12/30/2031	968	1,098
Monongahela Power Co. 3.55% 5/15/2027 (d)	5,500	5,464
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	8,600	8,693
Northern States Power Co. 2.25% 4/1/2031	12,044	11,009
Northern States Power Co. 5.05% 5/15/2035	2,013	2,072
Pacific Gas and Electric Co. 3.15% 1/1/2026	1,000	999
Pacific Gas and Electric Co. 2.10% 8/1/2027	8,000	7,718
Pacific Gas and Electric Co. 3.30% 12/1/2027	10,000	9,830
Pacific Gas and Electric Co. 5.90% 6/15/2032	2,648	2,790
Pacific Gas and Electric Co. 5.05% 10/15/2032	7,904	7,961
Pacific Gas and Electric Co. 6.15% 1/15/2033	2,405	2,566
Pacific Gas and Electric Co. 6.40% 6/15/2033	7,368	8,000
Pacific Gas and Electric Co. 5.70% 3/1/2035	17,469	18,077
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,992	6,337
PacifiCorp 2.70% 9/15/2030	2,720	2,510
PacifiCorp 5.30% 2/15/2031	11,938	12,335
PECO Energy Co. 4.875% 9/15/2035	5,000	5,075
Public Service Electric and Gas Co. 2.45% 1/15/2030	1,471	1,387
Public Service Electric and Gas Co. 1.90% 8/15/2031	2,955	2,619
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,004	1,050
Public Service Electric and Gas Co. 4.85% 8/1/2034	2,095	2,130
Public Service Electric and Gas Co. 4.90% 8/15/2035	10,940	11,110
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	250	259
Southern California Edison Co. 1.20% 2/1/2026	2,770	2,754
Southern California Edison Co. 4.40% 9/6/2026	10,000	10,015
Southern California Edison Co. 3.65% 3/1/2028	933	921
Southern California Edison Co. 5.15% 6/1/2029	41	42
Southern California Edison Co. 2.85% 8/1/2029	3,226	3,047
Southern California Edison Co. 5.25% 3/15/2030	20,611	21,178
Southern California Edison Co. 2.25% 6/1/2030	8,293	7,517
Intermediate Bond Fund of America — Page 50 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.50% 6/1/2031	USD8,068	$7,240
Southern California Edison Co. 5.45% 6/1/2031	907	938
Southern California Edison Co. 2.75% 2/1/2032	10,875	9,689
Southern California Edison Co. 5.45% 3/1/2035	545	557
Southern California Edison Co. 5.625% 2/1/2036	97	99
WEC Energy Group, Inc. 5.15% 10/1/2027	4,353	4,437
Wisconsin Electric Power Co. 4.15% 10/15/2030	26,035	26,057
Wisconsin Public Service Corp. 4.55% 12/1/2029	9,195	9,386
Xcel Energy, Inc. 5.50% 3/15/2034	4,575	4,750
Xcel Energy, Inc. 5.60% 4/15/2035	1,275	1,329
		521,975
Health care 1.85%
AbbVie, Inc. 4.80% 3/15/2029	32,500	33,364
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,439
AbbVie, Inc. 4.95% 3/15/2031	22,565	23,448
AbbVie, Inc. 5.05% 3/15/2034	1,800	1,867
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,319
Amgen, Inc. 5.15% 3/2/2028	11,195	11,460
Amgen, Inc. 3.00% 2/22/2029	16,261	15,757
Amgen, Inc. 4.05% 8/18/2029	10,000	9,988
Amgen, Inc. 5.25% 3/2/2030	5,891	6,124
Amgen, Inc. 5.25% 3/2/2033	9,000	9,383
Ascension Health 4.294% 11/15/2030	7,883	7,943
Baxter International, Inc. 4.45% 2/15/2029	6,437	6,467
Baxter International, Inc. 4.90% 12/15/2030	15,890	15,986
Baxter International, Inc. 5.65% 12/15/2035	4,807	4,901
Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,725	4,943
Bristol-Myers Squibb Co. 2.95% 3/15/2032	4,500	4,186
Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,555	13,180
Centene Corp. 2.45% 7/15/2028	3,835	3,578
Cigna Group (The) 1.25% 3/15/2026	3,014	2,989
Cigna Group (The) 4.50% 9/15/2030	1,900	1,915
Cigna Group (The) 4.875% 9/15/2032	8,000	8,141
Cigna Group (The) 5.25% 1/15/2036	1,100	1,128
CVS Health Corp. 3.625% 4/1/2027	3,025	3,005
CVS Health Corp. 1.30% 8/21/2027	16,000	15,261
CVS Health Corp. 5.40% 6/1/2029	9,490	9,849
CVS Health Corp. 5.25% 1/30/2031	4,880	5,057
CVS Health Corp. 1.875% 2/28/2031	4,830	4,249
CVS Health Corp. 5.55% 6/1/2031	9,315	9,792
CVS Health Corp. 5.00% 9/15/2032	33,131	33,960
CVS Health Corp. 5.45% 9/15/2035	12,921	13,342
Elevance Health, Inc. 4.00% 9/15/2028	7,500	7,485
Elevance Health, Inc. 5.20% 2/15/2035	1,445	1,483
Eli Lilly and Co. 4.00% 10/15/2028	2,500	2,517
Eli Lilly and Co. 4.90% 2/12/2032	20,690	21,552
Eli Lilly and Co. 4.55% 10/15/2032	2,000	2,040
Eli Lilly and Co. 5.10% 2/12/2035	2,757	2,881
Eli Lilly and Co. 4.90% 10/15/2035	10,000	10,280
Gilead Sciences, Inc. 5.25% 10/15/2033	3,305	3,491
HCA, Inc. 3.125% 3/15/2027	15,875	15,669
HCA, Inc. 3.375% 3/15/2029	3,459	3,375
HCA, Inc. 2.375% 7/15/2031	3,023	2,713
Intermediate Bond Fund of America — Page 51 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana, Inc. 5.375% 4/15/2031	USD9,705	$10,043
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,917	6,965
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	9,000	9,110
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,425	5,533
Pfizer, Inc. 4.50% 11/15/2032	4,000	4,029
Roche Holdings, Inc. 4.203% 9/9/2029 (d)	5,562	5,614
Solventum Corp. 5.40% 3/1/2029	3,877	4,010
Stryker Corp. 4.85% 2/10/2030	2,700	2,781
Stryker Corp. 5.20% 2/10/2035	1,600	1,660
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	19,225	19,733
Thermo Fisher Scientific, Inc. (The) 1.75% 10/15/2028	2,703	2,549
Thermo Fisher Scientific, Inc. (The) 4.20% 3/1/2031	9,625	9,643
UnitedHealth Group, Inc. 1.15% 5/15/2026	9,295	9,175
UnitedHealth Group, Inc. 4.40% 6/15/2028	5,000	5,063
UnitedHealth Group, Inc. 4.00% 5/15/2029	6,500	6,511
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	12,356
UnitedHealth Group, Inc. 4.65% 1/15/2031	1,600	1,629
UnitedHealth Group, Inc. 4.90% 4/15/2031	650	670
UnitedHealth Group, Inc. 4.95% 1/15/2032	9,614	9,910
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	3,045
UnitedHealth Group, Inc. 5.30% 6/15/2035	12,500	13,031
		507,567
Consumer staples 1.31%
7-Eleven, Inc. 0.95% 2/10/2026 (d)	2,670	2,653
Altria Group, Inc. 4.40% 2/14/2026	8,708	8,707
Altria Group, Inc. 4.875% 2/4/2028	2,254	2,293
Altria Group, Inc. 4.50% 8/6/2030	1,850	1,865
Altria Group, Inc. 2.45% 2/4/2032	2,250	1,995
Altria Group, Inc. 5.25% 8/6/2035	5,000	5,095
BAT Capital Corp. 3.215% 9/6/2026	14,161	14,068
BAT Capital Corp. 6.343% 8/2/2030	4,369	4,729
BAT Capital Corp. 5.834% 2/20/2031	2,150	2,286
BAT Capital Corp. 5.35% 8/15/2032	26,000	27,134
BAT Capital Corp. 4.625% 3/22/2033	7,857	7,846
BAT Capital Corp. 6.421% 8/2/2033	8,886	9,862
BAT Capital Corp. 6.00% 2/20/2034	631	679
BAT Capital Corp. 5.625% 8/15/2035	4,000	4,196
BAT International Finance PLC 5.931% 2/2/2029	12,406	13,052
Campbell’s Co. (The) 4.75% 3/23/2035	1,825	1,788
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	6,046
Constellation Brands, Inc. 4.35% 5/9/2027	5,555	5,577
Constellation Brands, Inc. 4.95% 11/1/2035	10,000	9,932
Coty, Inc. 5.60% 1/15/2031 (d)	10,718	10,797
Imperial Brands Finance PLC 4.50% 6/30/2028 (d)	1,934	1,953
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	7,250	7,477
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,657	4,886
J. M. Smucker Co. (The) 6.20% 11/15/2033	2,478	2,701
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	577	581
Kroger Co. 1.70% 1/15/2031	2,000	1,764
Kroger Co. 5.00% 9/15/2034	7,781	7,909
Mars, Inc. 4.60% 3/1/2028 (d)	5,500	5,572
Mars, Inc. 4.80% 3/1/2030 (d)	15,252	15,630
Mars, Inc. 5.00% 3/1/2032 (d)	24,884	25,730
Intermediate Bond Fund of America — Page 52 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Mars, Inc. 5.20% 3/1/2035 (d)	USD17,177	$17,778
Mondelez International, Inc. 4.50% 5/6/2030	15,000	15,175
Mondelez International, Inc. 5.125% 5/6/2035	3,500	3,598
Philip Morris International, Inc. 5.125% 11/17/2027	4,000	4,085
Philip Morris International, Inc. 4.125% 4/28/2028	5,000	5,022
Philip Morris International, Inc. 3.875% 10/27/2028	2,500	2,494
Philip Morris International, Inc. 4.625% 11/1/2029	18,773	19,126
Philip Morris International, Inc. 4.375% 4/30/2030	10,282	10,356
Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,269
Philip Morris International, Inc. 4.00% 10/29/2030	17,510	17,356
Philip Morris International, Inc. 5.125% 2/13/2031	10,920	11,355
Philip Morris International, Inc. 4.75% 11/1/2031	3,957	4,047
Philip Morris International, Inc. 4.25% 10/29/2032	9,000	8,881
Philip Morris International, Inc. 4.90% 11/1/2034	6,180	6,270
Philip Morris International, Inc. 4.875% 4/30/2035	2,000	2,020
Philip Morris International, Inc. 4.625% 10/29/2035	4,488	4,420
Procter & Gamble Co. 3.95% 1/26/2028	7,500	7,553
		359,608
Communication services 1.13%
Alphabet, Inc. 4.10% 11/15/2030	13,000	13,115
Alphabet, Inc. 4.375% 11/15/2032	5,620	5,690
Alphabet, Inc. 4.70% 11/15/2035	5,388	5,477
AT&T, Inc. 1.70% 3/25/2026	2,567	2,548
AT&T, Inc. 2.30% 6/1/2027	550	536
AT&T, Inc. 1.65% 2/1/2028	2,413	2,295
AT&T, Inc. 4.35% 3/1/2029	2,500	2,515
AT&T, Inc. 2.55% 12/1/2033	5,601	4,807
AT&T, Inc. 5.40% 2/15/2034	6,070	6,342
AT&T, Inc. 4.50% 5/15/2035	2,384	2,317
Charter Communications Operating, LLC 2.30% 2/1/2032	5,000	4,298
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	9,431
Charter Communications Operating, LLC 6.65% 2/1/2034	6,730	7,125
Charter Communications Operating, LLC 6.384% 10/23/2035	4,200	4,342
Charter Communications Operating, LLC 5.85% 12/1/2035	2,826	2,834
Comcast Corp. 5.30% 6/1/2034	2,225	2,299
Comcast Corp. 5.30% 5/15/2035	2,096	2,161
Meta Platforms, Inc. 4.30% 8/15/2029	4,980	5,056
Meta Platforms, Inc. 4.20% 11/15/2030	12,939	13,032
Meta Platforms, Inc. 4.60% 11/15/2032	33,856	34,372
Meta Platforms, Inc. 4.75% 8/15/2034	5,923	6,029
Meta Platforms, Inc. 4.875% 11/15/2035	25,480	25,766
SBA Tower Trust 1.631% 11/15/2026 (d)	13,740	13,394
T-Mobile USA, Inc. 1.50% 2/15/2026	7,500	7,459
T-Mobile USA, Inc. 3.75% 4/15/2027	31,500	31,362
T-Mobile USA, Inc. 2.05% 2/15/2028	950	910
T-Mobile USA, Inc. 4.85% 1/15/2029	2,000	2,046
T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,482
T-Mobile USA, Inc. 2.55% 2/15/2031	585	536
T-Mobile USA, Inc. 2.875% 2/15/2031	280	261
T-Mobile USA, Inc. 2.25% 11/15/2031	2,000	1,778
T-Mobile USA, Inc. 5.125% 5/15/2032	5,111	5,293
T-Mobile USA, Inc. 4.625% 1/15/2033	10,000	10,013
T-Mobile USA, Inc. 5.30% 5/15/2035	4,913	5,082
Intermediate Bond Fund of America — Page 53 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 4.95% 11/15/2035	USD11,222	$11,287
Verizon Communications, Inc. 1.75% 1/20/2031	1,000	882
Verizon Communications, Inc. 2.55% 3/21/2031	20,031	18,332
Verizon Communications, Inc. 2.355% 3/15/2032	4,333	3,831
Verizon Communications, Inc. 4.75% 1/15/2033	20,108	20,236
Verizon Communications, Inc. 5.25% 4/2/2035	10,192	10,454
Verizon Communications, Inc. 5.00% 1/15/2036	2,050	2,054
		311,079
Information technology 1.09%
Amphenol Corp. 3.80% 11/15/2027	800	799
Amphenol Corp. 3.90% 11/15/2028	3,300	3,302
Amphenol Corp. 4.125% 11/15/2030	13,800	13,776
Amphenol Corp. 4.40% 2/15/2033	6,764	6,737
Amphenol Corp. 4.625% 2/15/2036	9,500	9,414
Analog Devices, Inc. 1.70% 10/1/2028	2,583	2,434
Broadcom, Inc. 4.35% 2/15/2030	4,350	4,389
Broadcom, Inc. 4.20% 10/15/2030	17,250	17,318
Broadcom, Inc. 5.15% 11/15/2031	3,326	3,471
Broadcom, Inc. 4.55% 2/15/2032	1,978	2,002
Broadcom, Inc. 4.90% 7/15/2032	2,000	2,058
Broadcom, Inc. 5.20% 7/15/2035	5,000	5,209
Broadcom, Inc. 4.80% 2/15/2036	1,929	1,934
Cisco Systems, Inc. 4.95% 2/26/2031	4,854	5,051
Intel Corp. 4.875% 2/10/2026	10,000	10,012
Intel Corp. 4.15% 8/5/2032	5,000	4,858
Intel Corp. 3.05% 8/12/2051	4,635	2,932
Intel Corp. 5.60% 2/21/2054	1,045	997
Intuit, Inc. 1.35% 7/15/2027	1,325	1,275
Microchip Technology, Inc. 5.05% 3/15/2029	18,410	18,802
Microchip Technology, Inc. 5.05% 2/15/2030	3,616	3,696
Oracle Corp. 4.45% 9/26/2030	24,500	24,151
Oracle Corp. 5.25% 2/3/2032	6,050	6,109
Oracle Corp. 4.80% 9/26/2032	27,020	26,571
Oracle Corp. 5.50% 8/3/2035	11,700	11,729
Oracle Corp. 5.20% 9/26/2035	12,000	11,765
Oracle Corp. 6.00% 8/3/2055	2,285	2,125
Roper Technologies, Inc. 4.25% 9/15/2028	8,000	8,039
Roper Technologies, Inc. 4.45% 9/15/2030	25,000	25,157
Roper Technologies, Inc. 5.10% 9/15/2035	6,634	6,736
Synopsys, Inc. 4.55% 4/1/2027	10,240	10,313
Synopsys, Inc. 4.65% 4/1/2028	18,000	18,250
Synopsys, Inc. 4.85% 4/1/2030	2,500	2,555
Synopsys, Inc. 5.00% 4/1/2032	2,000	2,052
Synopsys, Inc. 5.15% 4/1/2035	13,752	14,064
Texas Instruments, Inc. 4.60% 2/8/2029	7,100	7,265
Texas Instruments, Inc. 5.10% 5/23/2035	3,000	3,110
		300,457
Industrials 0.86%
BAE Systems PLC 5.125% 3/26/2029 (d)	750	774
BAE Systems PLC 5.25% 3/26/2031 (d)	8,631	9,029
Boeing Co. (The) 2.75% 2/1/2026	20,292	20,234
Boeing Co. (The) 2.196% 2/4/2026	22,066	21,978
Intermediate Bond Fund of America — Page 54 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. (The) 6.259% 5/1/2027	USD738	$759
Boeing Co. (The) 3.25% 2/1/2028	9,350	9,187
Boeing Co. (The) 6.298% 5/1/2029	2,852	3,034
Boeing Co. (The) 5.15% 5/1/2030	3,959	4,082
Boeing Co. (The) 6.388% 5/1/2031	11,349	12,357
Boeing Co. (The) 6.528% 5/1/2034	1,400	1,557
Canadian Pacific Railway Co. 1.75% 12/2/2026	9,790	9,576
Canadian Pacific Railway Co. 4.80% 3/30/2030	27,842	28,583
Canadian Pacific Railway Co. 5.20% 3/30/2035	3,300	3,422
CSX Corp. 5.05% 6/15/2035	3,150	3,233
General Dynamics Corp. 1.15% 6/1/2026	4,445	4,385
General Electric Co. 4.30% 7/29/2030	3,181	3,218
General Electric Co. 4.90% 1/29/2036	3,455	3,547
L3Harris Technologies, Inc. 5.40% 1/15/2027	5,555	5,639
L3Harris Technologies, Inc. 5.40% 7/31/2033	6,114	6,428
Lockheed Martin Corp. 4.45% 5/15/2028	6,968	7,065
Masco Corp. 1.50% 2/15/2028	4,158	3,923
Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,457
Norfolk Southern Corp. 4.45% 3/1/2033	2,773	2,780
Norfolk Southern Corp. 5.10% 5/1/2035	6,918	7,120
Northrop Grumman Corp. 4.65% 7/15/2030	2,200	2,246
Northrop Grumman Corp. 4.70% 3/15/2033	8,697	8,840
RTX Corp. 5.00% 2/27/2026	4,046	4,051
RTX Corp. 5.75% 11/8/2026	4,445	4,511
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026 (d)	4,172	4,140
Siemens Funding BV 5.20% 5/28/2035 (d)	13,500	14,085
Union Pacific Corp. 5.10% 2/20/2035	3,013	3,135
Veralto Corp. 5.35% 9/18/2028	5,408	5,586
Verisk Analytics, Inc. 4.50% 8/15/2030	9,503	9,584
Verisk Analytics, Inc. 5.125% 2/15/2036	3,207	3,255
		235,800
Energy 0.56%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,671	1,639
Chevron Corp. 1.995% 5/11/2027	3,980	3,884
Chevron USA, Inc. 1.018% 8/12/2027	1,330	1,272
Chevron USA, Inc. 4.687% 4/15/2030	15,513	15,921
Chevron USA, Inc. 4.98% 4/15/2035	1,500	1,548
ConocoPhillips Co. 4.70% 1/15/2030	15,950	16,305
ConocoPhillips Co. 4.85% 1/15/2032	17,450	17,985
Energy Transfer, LP 6.10% 12/1/2028	7,310	7,690
Enterprise Products Operating, LLC 5.05% 1/10/2026	8,361	8,367
Enterprise Products Operating, LLC 4.30% 6/20/2028	1,500	1,513
Enterprise Products Operating, LLC 4.60% 1/15/2031	14,004	14,212
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,306	1,341
EOG Resources, Inc. 4.40% 7/15/2028	3,072	3,110
EOG Resources, Inc. 4.40% 1/15/2031	5,020	5,045
EOG Resources, Inc. 5.35% 1/15/2036	1,500	1,557
Exxon Mobil Corp. 2.61% 10/15/2030	9,780	9,182
MPLX, LP 4.80% 2/15/2031	2,000	2,026
MPLX, LP 5.40% 9/15/2035	2,058	2,083
Occidental Petroleum Corp. 5.375% 1/1/2032	4,100	4,201
ONEOK, Inc. 5.55% 11/1/2026	3,170	3,207
Petroleos Mexicanos 6.84% 1/23/2030	8,000	8,101
Intermediate Bond Fund of America — Page 55 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Pioneer Natural Resources Co. 1.125% 1/15/2026	USD6,015	$5,993
Saudi Arabian Oil Co. 5.25% 7/17/2034 (d)	695	718
Shell Finance US, Inc. 2.75% 4/6/2030	3,000	2,857
Shell Finance US, Inc. 4.125% 11/6/2030	8,500	8,546
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	4,813	4,887
TotalEnergies Capital SA 4.724% 9/10/2034	1,500	1,527
		154,717
Real estate 0.37%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	2,150
American Tower Corp. 1.45% 9/15/2026	3,385	3,316
Boston Properties, LP 2.45% 10/1/2033	2,250	1,866
Boston Properties, LP 6.50% 1/15/2034	7,010	7,584
Boston Properties, LP 5.75% 1/15/2035	3,396	3,499
Crown Castle, Inc. 5.00% 1/11/2028	7,388	7,501
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	10,832	11,084
Piedmont Operating Partnership, LP 5.625% 1/15/2033	6,724	6,778
Prologis, LP 4.875% 6/15/2028	9,286	9,510
Prologis, LP 5.00% 1/31/2035	6,326	6,448
Public Storage Operating Co. (USD-SOFR + 0.70%) 4.915% 4/16/2027 (c)	12,055	12,091
Public Storage Operating Co. 1.85% 5/1/2028	2,660	2,538
Public Storage Operating Co. 1.95% 11/9/2028	3,041	2,881
Simon Property Group, LP 4.375% 10/1/2030	15,000	15,128
Simon Property Group, LP 5.125% 10/1/2035	6,595	6,731
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,991
		103,096
Materials 0.33%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,661	4,871
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	3,000	3,124
Celanese US Holdings, LLC 6.665% 7/15/2027	1,909	1,966
Celanese US Holdings, LLC 6.83% 7/15/2029	2,500	2,587
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (d)	4,069	4,139
Dow Chemical Co. (The) 4.80% 1/15/2031	8,500	8,482
Dow Chemical Co. (The) 5.15% 2/15/2034	3,500	3,502
Dow Chemical Co. (The) 5.35% 3/15/2035	1,103	1,101
Dow Chemical Co. (The) 5.65% 3/15/2036	1,229	1,235
Ecolab, Inc. 5.00% 9/1/2035	7,000	7,191
EIDP, Inc. 4.50% 5/15/2026	8,125	8,126
LYB International Finance III, LLC 2.25% 10/1/2030	1,192	1,064
LYB International Finance III, LLC 5.125% 1/15/2031	2,499	2,508
LYB International Finance III, LLC 5.875% 1/15/2036	592	594
PPG Industries, Inc. 4.375% 3/15/2031	10,000	10,019
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,250	10,555
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,710	1,775
Sherwin-Williams Co. 4.30% 8/15/2028	8,000	8,052
Sherwin-Williams Co. 4.50% 8/15/2030	7,000	7,073
Sherwin-Williams Co. 5.15% 8/15/2035	1,183	1,213
Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,216
		91,393
Total corporate bonds, notes & loans		4,364,866
Intermediate Bond Fund of America — Page 56 of 64

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.92% Canada 0.42%	Principal amount (000)	Value (000)
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 4.12% 3/11/2026 (c)(d)	USD9,893	$9,923
CPPIB Capital, Inc. 0.875% 9/9/2026 (d)	12,181	11,920
OMERS Finance Trust 3.50% 4/19/2032 (d)	2,494	2,416
Ontario (Province of) 3.90% 9/4/2030	11,889	11,976
Ontario Teachers’ Finance Trust 0.875% 9/21/2026 (d)	23,131	22,606
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (d)	31,138	30,851
Ontario Teachers’ Finance Trust 2.00% 4/16/2031 (d)	5,070	4,607
PSP Capital, Inc. 1.625% 10/26/2028 (d)	12,052	11,405
Saskatchewan (Province of) 3.25% 6/8/2027	10,528	10,456
		116,160
Supra National 0.14%
Asian Development Bank 2.50% 11/2/2027	2,787	2,733
Corporacion Andina de Fomento 5.00% 1/24/2029	10,024	10,356
European Investment Bank 0.75% 10/26/2026	10,357	10,086
European Investment Bank 4.00% 2/15/2029	6,351	6,440
Inter-American Development Bank 4.50% 5/15/2026	8,404	8,428
Inter-American Development Bank 1.125% 7/20/2028	1	1
		38,044
Saudi Arabia 0.12%
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (d)	32,255	32,273
Japan 0.08%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (d)	6,158	6,020
Development Bank of Japan, Inc. 1.75% 10/20/2031 (d)	2,296	2,032
Japan Bank for International Cooperation 4.25% 1/26/2026	9,562	9,565
Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,452
		22,069
Kuwait 0.06%
Kuwait (State of) 4.016% 10/9/2028 (d)	16,750	16,763
Mexico 0.05%
United Mexican States 6.00% 5/13/2030	3,205	3,358
United Mexican States 6.00% 5/7/2036	10,000	10,212
		13,570
Chile 0.03%
Chile (Republic of) 4.85% 1/22/2029	6,885	7,037
Sweden 0.02%
Sweden (Kingdom of) 4.375% 1/30/2026 (d)	6,020	6,023
Poland 0.00%
Poland (Republic of) 3.25% 4/6/2026	472	471
Total bonds & notes of governments & government agencies outside the U.S.		252,410
Intermediate Bond Fund of America — Page 57 of 64

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.12% California 0.04%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028	USD11,085	$10,643
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	3,785	3,665
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	3,805	3,514
		7,179
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	15,255	14,608
Total municipals		32,430
Federal agency bonds & notes 0.07%
Fannie Mae 0.875% 8/5/2030 (g)	21,412	18,911
Tennessee Valley Authority 3.875% 3/15/2028	450	453
		19,364
Total bonds, notes & other debt instruments (cost: $25,370,965,000)		25,461,314
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, 5.369% perpetual noncumulative preferred shares (d)	4,000	3,168
Total preferred securities (cost: $3,985,000)		3,168
Short-term securities 11.20% Money market investments 11.20%
Capital Group Central Cash Fund 3.94% (k)(l)	30,816,476	3,081,340
Total short-term securities (cost: $3,081,281,000)		3,081,340
Options purchased (equity style) 0.00%
Options purchased (equity style)*		384
Total options purchased (equity style) (cost: $2,644,000)		384
Total investment securities 103.78% (cost: $28,458,875,000)		28,546,206
Total options written (equity style) † 0.00% (premium received: $144,000)		(106)
Other assets less liabilities (3.78)%		(1,040,944)
Net assets 100.00%		$27,505,156
Intermediate Bond Fund of America — Page 58 of 64

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Call
3 Month SOFR Futures Option	5,000	12/12/2025	USD98.00	USD1,250,000	$31
3 Month SOFR Futures Option	1,300	3/13/2026	96.63	325,000	187
					$218
Put
3 Month SOFR Futures Option	26,450	12/12/2025	USD95.69	USD6,612,500	$166
					$384
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Call
3 Month SOFR Futures Option	1,300	3/13/2026	USD96.81	USD(325,000)	$(106)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2025 (000)
30 Day Federal Funds Futures	Long	186	2/2/2026	USD74,673	$4
30 Day Federal Funds Futures	Long	185	3/2/2026	74,318	39
3 Month SOFR Futures	Long	25	3/18/2026	6,017	5
3 Month SOFR Futures	Long	625	9/16/2026	151,086	(139)
3 Month SOFR Futures	Short	340	9/20/2028	(82,297)	(12)
2 Year U.S. Treasury Note Futures	Long	48,110	4/6/2026	10,048,225	1,126
5 Year U.S. Treasury Note Futures	Long	40,100	4/6/2026	4,401,602	6,371
10 Year U.S. Treasury Note Futures	Short	621	3/31/2026	(70,386)	144
10 Year Ultra U.S. Treasury Note Futures	Short	11,602	3/31/2026	(1,348,189)	(9,461)
20 Year U.S. Treasury Bond Futures	Short	386	3/31/2026	(45,331)	121
30 Year Ultra U.S. Treasury Bond Futures	Short	1,006	3/31/2026	(121,663)	(640)
					$(2,442)
Intermediate Bond Fund of America — Page 59 of 64

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.848%	Annual	11/15/2026	USD9,885	$(29)	$—	$(29)
SOFR	Annual	3.2465%	Annual	9/15/2027	93,800	101	—	101
SOFR	Annual	3.249%	Annual	9/15/2027	93,830	97	—	97
SOFR	Annual	3.2845%	Annual	12/15/2027	63,500	2	—	2
SOFR	Annual	3.48%	Annual	10/2/2032	29,739	(120)	—	(120)
SOFR	Annual	3.482%	Annual	10/2/2032	28,996	(121)	—	(121)
SOFR	Annual	3.4815%	Annual	10/2/2032	29,765	(123)	—	(123)
SOFR	Annual	3.50061%	Annual	11/3/2032	88,565	(452)	—	(452)
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	(357)	—	(357)
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	269	—	269
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	(182)	—	(182)
SOFR	Annual	3.66593%	Annual	11/3/2035	65,635	(338)	—	(338)
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	17,904	—	17,904
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	866	—	866
						$17,517	$—	$17,517
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD4,194	$(94)	$(98)	$4
Investments in affiliates (l)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 11.20%
Money market investments 11.20%
Capital Group Central Cash Fund 3.94% (k)	$3,025,612	$1,654,591	$1,598,314	$—	$(549)	$3,081,340	$32,834
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.115% 4/16/2031 (a)(c)	10/28/2022	$100	$101	0.00%(m)

Intermediate Bond Fund of America — Page 60 of 64

unaudited
(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,405,191,000, which represented 23.29% of the net assets of the fund.

(e)	Represents securities transacted on a TBA basis.
(f)	Step bond; coupon rate may change at a later date.
(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $119,901,000, which represented 0.44% of the net assets of the fund.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	Rate represents the seven-day yield at 11/30/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Intermediate Bond Fund of America — Page 61 of 64

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $8,091,179,000. The average month-end notional amount of futures contracts while held was $19,944,188,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $757,577,000 and $227,177,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):
Intermediate Bond Fund of America — Page 62 of 64

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$8,531,199	$—	$8,531,199
U.S. Treasury bonds & notes	—	7,698,126	—	7,698,126
Asset-backed obligations	—	4,562,919	—	4,562,919
Corporate bonds, notes & loans	—	4,364,866	—	4,364,866
Bonds & notes of governments & government agencies outside the U.S.	—	252,410	—	252,410
Municipals	—	32,430	—	32,430
Federal agency bonds & notes	—	19,364	—	19,364
Preferred securities	—	3,168	—	3,168
Short-term securities	3,081,340	—	—	3,081,340
Options purchased on futures (equity style)	384	—	—	384
Total	$3,081,724	$25,464,482	$—	$28,546,206

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,810	$—	$—	$7,810
Unrealized appreciation on centrally cleared interest rate swaps	—	19,239	—	19,239
Unrealized appreciation on centrally cleared credit default swaps	—	4	—	4
Liabilities:
Value of options written (equity style)	(106)	—	—	(106)
Unrealized depreciation on futures contracts	(10,252)	—	—	(10,252)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,722)	—	(1,722)
Total	$(2,548)	$17,521	$—	$14,973
*
Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Intermediate Bond Fund of America — Page 63 of 64

unaudited

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
Certs. = Certificates
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company

Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-023-0126
Intermediate Bond Fund of America — Page 64 of 64